UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: July 31, 2018

Item 1.	Report to Shareholders.

YORKTOWN GROWTH FUND

YORKTOWN CAPITAL INCOME FUND

YORKTOWN MULTI-ASSET INCOME FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN MASTER ALLOCATION FUND

YORKTOWN SMALL CAP FUND

YORKTOWN MID CAP FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2018

CONTENTS

Letter to Shareholders	1-5
Financial Statements
Schedule of Investments
Growth Fund	6-9
Capital Income Fund	10-12
Multi-Asset Income Fund	13-20
Short Term Bond Fund	21-27
Master Allocation Fund	28
Small Cap Fund	29
Mid Cap Fund	30
Statements of Assets and Liabilities	31-34
Statements of Operations	35-36
Statements of Changes in Net Assets	37-44
Financial Highlights
Growth Fund	45-47
Capital Income Fund	48-50
Multi-Asset Income Fund	51-54
Short Term Bond Fund	55-57
Master Allocation Fund	58-60
Small Cap Fund	61-63
Mid Cap Fund	64-66
Notes to Financial Statements	67-82
Expense Examples	83-85
Other Information	86
Privacy Notice	87-88

Dear Fellow Shareholders:

We are pleased to provide this 2018 mid-year update for the Yorktown Funds.

The seven Yorktown Funds represent a wide range of investment strategies designed to work with individual investment goals and contribute to a comprehensive financial plan. While several of our funds invest in a diversified portfolio of small, mid, and large capitalization securities across domestic and global markets, others focus on smaller, more targeted portfolios. Each fund is managed according to the core pillars of our investment process: strategic diversification, rigorous analysis, long-term perspective, an owner’s mindset and nimble execution. This process is intended to help us deliver superior, consistent returns while prudently managing risk.

2018 YEAR-TO-DATE MARKET REVIEW

Real GDP Growth rose 4.1% on an annualized basis in Q2 2018, the best quarterly showing since the 4.9% annualized growth rate posted in Q3 2014, according to the Bureau of Economic Analysis. One of the goals behind the Tax Cuts and Jobs Act (December 22, 2017) was to push the pace of economic growth above the 3.0% level and then sustain it for a number of years, according to the Council of Economic Advisors. Economic growth (as measured by real GDP) has averaged just 2.3% in the current expansion (Q3 2009 – Q2 2018). From our perspective, risks to growth remain low, and the chance of an acceleration remains positive as third quarter data is suggesting. We continue to believe that better economic growth means better profit growth and better profit growth will help push stocks higher.

Economic growth is a function of two major factors: growth in the number of people working, and growth in the output of those working (i.e., the productivity of labor). For most of the current business cycle expansion, which has been the weakest post-war expansion on record, productivity growth has been unusually weak, averaging about 1% per year. Prior to the Great Recession, productivity growth averaged over 2% per year. Productivity and jobs growth are in turn a function of investment, and investment—no surprise—has been unusually weak for the past 9 years, despite the fact that corporate profits have been unusually strong. Investment is the seed corn of future growth, since investment builds new businesses, creates new jobs, and gives workers the advanced tools necessary to increase their productivity.

Corporate profits are soaring due to the impact of Trump’s Tax reform in December 2017. Trump's reduction in corporate income taxes translated (via math) into a 20% one-time boost to the after-tax profits of a given level of nominal profits. According to June’s revised GDP stats for the first quarter, after-tax corporate profits reached a record $1.92 trillion (annualized), up almost 17% from a year ago. That's equal to 9.6% of GDP, a level that has been exceeded in only 4 quarters in our nation's recorded history. After-tax profits are likely to move higher still, once the full impact of lower corporate income tax rates filters through to the data as the year advances.

Corporate profits paint an attractive picture for today's investors, since equity valuations seem only moderately higher than their long-term averages, even as profits reach very high levels relative to GDP.

Bond Market

At Yorktown, we continue to move to higher credit quality. With interest rates rising along with leverage we are seeing erosion of interest coverage metrics. This is where the rubber hits the road when tension hits the markets given the low margin for error in the case of highly levered or where earnings expectations have a high degree of uncertainty. Ideally we prefer not only things like solid earnings, cash flow, hard assets, decreasing leverage, and positive capital structure but solid end markets that help reduce more macroeconomic forces like market cycle, inflation, capacity, and geopolitical concerns. Those concerns seem to be overlooked at the moment as the economy and inflation continue to remain favorable. The question is when does that change and what is the impetus for the concern. While that is nearly impossible to predict we can adjust the portfolio into investments that we think can weather the unknown. Sidestepping volatility while taking advantage of what the market gives us as these types of issues we believe that investors aren’t being adequately compensated for this risk. Areas such as floating rate corporate and higher quality BB credits that have lower leverage and more liquidity than even some typical investment-grade G rated issues like AT&T and Newell Brands. Bottom line investors should continue to lighten the holdings in heavily indebted companies especially as we are getting closer to maturity walls.

The Yorktown Short Term Bond Fund (APIBX) ended the 2nd Quarter with a total return of +65bps while the Bloomberg Barclays U.S. Aggregate Index was -16bps and the Morningstar Short Term Bond Category was +28bps.

Over the first half of 2018, rates have made some big moves with the largest change coming in the 2 – 3 year part of the curve – at approximately 65bps! Even 1-month paper widened by 50bps. Most short term bond funds have an average duration in the 2-3 year range. As we stated in our last few letters, we did not see enough potential reward (yield) to take on additional risk (duration) and have been buying very short (even ultra-short) duration paper to protect principal during this time. Our favorable yield curve positioning and better asset selection are two of the main reasons we continue to outperform most of our peers. Additionally, we have a healthy allocation to investment grade floating rate paper which has provided us with growing coupons and stable pricing as rates moved higher. Our Treasury, AAA, and AA grade credit exposure remains low given the more direct correlation to interest rate risk. Throughout 2017, we were animate about this risk in other bond funds (short and long dated) which are filled with low coupon, 3+ year duration paper. As the ensuing higher yields took hold, the market started to paint everything with a negative brush. At times we were able to buy some 1 month paper (bonds) in excess of a 3% yield. Those increasing yields, a flat yield curve and tight spreads translated into pricing pressures and negative returns for much of the fixed income world. While the path and timing is never crystal clear, we believe our value oriented approach helps us navigate markets that will at times bounce around, rally, or fall. Staying disciplined to our philosophies and process, even going back to early 2016, has helped us avoid most of the volatility so far this year and has us set up in an attractive position moving forward.

During the 1st half of the year the Fund has seen a significant portion of our holdings called by the issuer, giving us the opportunity to reinvest at new higher rates. This is a direct result of our strategy to find high coupon, currently callable paper with spread that is expensive to the issuer.

Where do we see the markets now?

●	Growth will remain at a slightly higher level thanks to fiscal stimulus and spending.

●	Inflation remains mostly in check.

●	Despite concerns over the length of the economic and credit cycle, the economy remains on solid footing and will be longer than many think (cycles don’t end of old age).

●	The risk of a recession remains low.

●	Between the end of quantitative easing and the current pace of tightening from the Fed, the aforementioned economic data could be made irrelevant.

●	Risk is high in intermediate and long dated issues as there is only a 14bp spread between the 10/30 curve.

●	Rates around the 2 year Treasury are the steepest on the curve with little need to extend beyond 3 years.

What to focus on in Fixed Income:

●	Buy inside a 2 year duration (our average new purchase is 1-2 year duration).

o	You get additional support as a bond rolls down the yield curve from the steepest point.

●	Opportunities are around for those who look.

o	Taking an easy path of adding credit or interest rate risk may come at the expense of future returns.

●	We key on structure, quality, spread and remain nimble to take advantage of what opportunities the market provides.

●	Sell longer Investment Grade durations and buy short term.

o	Longer durations are in a tough position and it’s not just from higher rates.

o	If we do eventually get a recession, those long bonds will still be long and corporate spreads will blow out to compensate for the risk.

o	In our opinion, longer duration Investment Grade bonds are in a lose-lose situation. We prefer to stay short.

Moving forward, we continue to feel comfortable with the current positioning of the Yorktown Short Term Bond Fund. There will be a time when we see value in a longer duration, but we are not willing to take that additional risk in the current environment.

The focus will remain to protect NAV and search for value in the market. Thank you to all of our shareholders and advisor partners who continue to trust us to faithfully execute our strategy.

LOOKING AHEAD

We continue to forecast positive but below-average equity market returns, an expectation that also seems consistent with the current interest rate environment.

Market over-reaction in the early part of the year allowed us to take advantage of some great buying opportunities. Since mid-February, we have seen consistent improvement, together with spread tightening, on corporate bonds. However, the potential of a rate increase, an area of concern for most investors, remains a factor in our decision-making process. For that reason, we continue to look for situations where we believe the market is overreacting, as well as for issues that we believe will be less impacted by a rate increase, such as yield-to-call paper, fix-to-floating bonds; and those issues that are trading with higher spreads. We are confident in our belief that this approach will allow us to outpace passive indices that we believe carry much higher levels of interest rate risk.

On the credit side, we believe that improving growth will likely cause global central bank policies to move to a more neutral credit policy through the remainder of 2018. In this environment, we favor a longer-term view of valuations and fundamentals within credit markets. It is our belief that, in these circumstances, judicious credit selection powered by in-depth credit analysis will ultimately drive returns.

In recent years, assessing the impact of macro-economic factors has become a more important part of estimating the long-term intrinsic value of companies. However, it is still just one of many factors that we consider. We believe that scenarios in which stocks move for an extended period of time based on factors other than fundamental valuations generally create investment opportunities. Historically, correlations have eventually broken down and individual stocks again traded on company fundamentals rather than macro-economic or headline news. Because a company’s stock market price tends to converge with its intrinsic value over sufficiently long periods of time (i.e., five years or longer), we believe the economic performance of the underlying business in relation to the price paid for its stock will determine long-term investment returns. This intrinsic-value investment philosophy—a long term, owner’s mindset—shared by all of our portfolio managers and research analysts, is at the core of the investment discipline consistently applied across all our equity and credit strategies.

IN CLOSING

We believe each of our Yorktown Funds is positioned to take advantage of the wide array of opportunities existing within the global marketplace. Of course, we don’t expect market moves to be linear. We will continue to exercise patience as we execute our disciplined investment process and, as long as long-term prospects remain attractive, will maintain an opportunistic stance as we seek to add to our positions.

As always, we appreciate the trust you have placed in Yorktown Funds. We value the opportunity to work with you to manage your assets and help you reach your financial goals. Please visit us at www.yorktownfunds.com or contact us at (800) 544-6060 with any questions or concerns about our funds.

Sincerely,

David D. Basten
Founder & Chief Executive Officer
Yorktown Funds

Investing involves risk, including loss of principal. Diversification does not ensure a profit or guarantee against loss. High yield securities are subject to greater levels of interest rate, credit and liquidity risk. In general, as prevailing interest rates rise, fixed income securities prices will fall.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Funds’ prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Funds’ prospectus by calling (888) 933-8274. The performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Unified Financial Securities, LLC. (Member FINRA)

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS

July 31, 2018
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.44%
Consumer Discretionary — 17.47%
ASOS plc(a)	4,000	$318,664
AutoZone, Inc.(a)	420	296,323
BorgWarner, Inc.	6,100	280,722
Christian Dior SE	700	298,188
D.R. Horton, Inc.	6,200	270,940
Dollar General Corporation	3,100	304,265
Five Below, Inc.(a)	4,700	456,652
GCI Liberty, Inc., Class A(a)	5,600	269,416
Gentex Corporation	13,000	301,600
Grand Canyon Education, Inc.(a)	3,000	349,590
Gray Television, Inc.(a)	27,600	426,420
Hermes International SA	425	269,153
Howden Joinery Group plc	50,000	313,087
KB Home	8,400	199,500
LCI Industries	2,680	246,426
Lear Corporation	2,000	360,260
Lennar Corporation, Class A	5,600	292,712
Liberty Media Corporation - Liberty SiriusXM, Series A(a)	7,200	339,408
LKQ Corporation(a)	8,600	288,272
Lowe's Companies, Inc.	3,600	357,624
LVMH Moet Hennessy Louis Vuitton SE - ADR	4,300	299,753
Moncler SpA	6,700	295,514
Naspers Ltd., Class N - ADR	6,700	333,057
Nexstar Media Group, Inc., Class A	4,200	312,690
NIKE, Inc., Class B	4,900	376,859
Nitori Holdings Company Ltd.	2,300	346,908
Ollie's Bargain Outlet Holdings, Inc.(a)	5,600	389,200
Redrow plc	39,000	274,868
RELX NV - ADR	16,918	369,320
SEB SA	1,400	266,183
Sekisui Chemical Company Ltd.	16,000	285,901
Toll Brothers, Inc.	8,000	282,080
Tractor Supply Company	4,300	335,572
Valeo SA - ADR	8,400	205,632
Yue Yuen Industrial Holdings Ltd. - ADR	14,500	190,530
		10,803,289
Consumer Staples — 4.28%
Cia Cervecerias Unidas SA - ADR	13,000	353,990
Constellation Brands, Inc., Class A	1,700	357,391
Fomento Economico Mexicano SAB de CV - ADR	3,200	314,048
Henkel AG & Company KGaA	2,500	268,066
L'Oreal SA - ADR	7,000	342,055
Pigeon Corporation	7,800	374,601
Shiseido Company Ltd. - ADR	4,500	331,492
Tassal Group Ltd.	98,000	304,339
		2,645,982
Energy — 0.90%
Pioneer Natural Resources Company	1,500	283,905
Transportadora de Gas del Sur S.A. - ADR	16,500	272,085
		555,990
Financials — 9.51%
AIA Group Ltd. - ADR	10,000	351,600
Arthur J. Gallagher & Company	4,100	292,535
Banco Macro S.A. - ADR	3,400	232,254
Berkshire Hathaway, Inc., Class A(a)	1	301,550
Charles Schwab Corporation (The)	4,500	229,770
Chubb Ltd.	2,500	349,300
Evercore, Inc., Class A	3,500	395,500
FactSet Research Systems, Inc.	2,000	402,720
Hanover Insurance Group, Inc. (The)	3,000	376,260
Hong Kong Exchanges & Clearing Ltd.	9,500	280,315
Itau CorpBanca - ADR	20,000	315,200
LPL Financial Holdings, Inc.	4,300	285,047
Markel Corporation(a)	300	351,000

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Noah Holdings Ltd. - ADR(a)	4,700	$239,982
Ping An Insurance (Group) Company of China Ltd. - ADR	15,400	288,596
Raymond James Financial, Inc.	3,500	320,565
SVB Financial Group(a)	1,000	307,880
Tokio Marine Holdings, Inc.	5,800	274,970
Zions Bancorporation	5,500	284,350
		5,879,394
Health Care — 14.24%
AMN Healthcare Services, Inc.(a)	6,200	375,100
BioMerieux	4,200	349,673
Cantel Medical Corporation	3,100	287,401
Centene Corporation(a)	3,500	456,155
Cerner Corporation(a)	5,000	310,400
Charles River Laboratories International, Inc.(a)	3,000	372,900
Chemed Corporation	1,200	379,236
China Biologic Products Holdings, Inc.(a)	4,000	407,920
China Medical System Holdings Ltd.	120,000	205,172
CSL Ltd. - ADR	5,000	365,600
Emergent BioSolutions, Inc.(a)	6,000	326,100
EPS Holdings, Inc.	12,410	237,401
Fresenius Medical Care AG & Company KGaA - ADR	6,800	330,616
Genmab A/S(a)	1,400	239,887
Hill-Rom Holdings, Inc.	2,300	216,660
LHC Group, Inc.(a)	4,500	387,360
M3, Inc.	6,570	249,427
Masimo Corporation(a)	3,700	367,854
Medidata Solutions, Inc.(a)	4,600	341,826
Neogen Corporation(a)	4,933	406,479
Novo Nordisk A/S - ADR	5,500	273,735
Regeneron Pharmaceuticals, Inc.(a)	700	257,607
Sartorius Stedim Biotech	3,600	428,531
Sinopharm Group Company Ltd.	60,500	255,904
Sonova Holding AG - ADR	10,000	368,300
Veeva Systems, Inc., Class A(a)	8,100	612,603
		8,809,847
Industrials — 18.49%
A.O. Smith Corporation	5,300	315,509
AerCap Holdings N.V.(a)	5,400	303,102
AMERCO	900	339,372
Assa Abloy AB - ADR	27,300	268,769
Cintas Corporation	1,600	327,168
Copart, Inc.(a)	6,000	344,340
Dai-Dan Company Ltd.(a)	12,426	295,939
Equifax, Inc.	2,400	301,200
Fujitec Company Ltd. - ADR	17,500	249,352
Graco, Inc.	6,600	304,524
Harris Corporation	2,400	395,880
HEICO Corporation	4,000	305,480
Hexcel Corporation	4,300	296,743
IDEX Corporation	2,350	360,913
IMCD Group NV	4,500	327,029
Industria Macchine Automatiche SpA	3,500	294,668
John Bean Technologies Corporation	2,800	309,680
KAR Auction Services, Inc.	6,100	362,645
Kingspan Group plc - ADR	6,300	292,790
KION Group AG	3,300	226,663
Makita Corporation - ADR	7,000	313,180
Robert Half International, Inc.	6,200	469,712
Rockwell Collins, Inc.	2,400	333,576
Secom Company Ltd. - ADR	16,000	304,960
Sensata Technologies Holding plc(a)	6,500	353,405
SMC Corporation	750	251,397
Teledyne Technologies, Inc.(a)	2,000	438,840
Teleperformance SA	2,200	403,368
Toro Company (The)	4,800	288,912
Universal Forest Products, Inc.	8,100	298,404
US Ecology, Inc.	6,500	440,700

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Viad Corporation	5,600	$321,440
Waste Connections, Inc.	4,350	337,603
Watsco, Inc.	1,900	327,769
Wolters Kluwer NV - ADR	5,500	331,375
		11,436,407
Information Technology — 27.04%
Accenture plc, Class A	2,500	398,325
Adobe Systems, Inc.(a)	1,400	342,552
Alphabet, Inc., Class A(a)	250	306,805
Alphabet, Inc., Class C(a)	250	304,315
Amadeus IT Group S.A. - ADR	4,300	368,940
Apple, Inc.	1,900	361,551
Applied Materials, Inc.	6,300	306,369
Blackbaud, Inc.	2,900	289,449
Cadence Design Systems, Inc.(a)	6,900	304,221
CDK Global, Inc.	5,500	343,475
CDW Corporation	3,900	327,951
CoreLogic, Inc.(a)	7,000	340,900
Ebix, Inc.	4,200	333,270
Electronic Arts, Inc.(a)	2,500	321,875
Fidelity National Information Services, Inc.	2,900	299,077
Gartner, Inc.(a)	2,200	297,946
Genpact Ltd.	12,000	364,560
GrubHub, Inc.(a)	2,200	268,158
Hexagon AB, Class B	5,300	323,162
Infineon Technologies - ADR	11,700	310,342
Ingenico Group SA	3,500	290,412
Integrated Device Technology, Inc.(a)	11,500	395,945
Intel Corporation	5,900	283,790
Intuit, Inc.	1,600	326,784
IPG Photonics Corporation(a)	1,100	180,444
Jack Henry & Associates, Inc.	2,600	350,220
Littelfuse, Inc.	1,560	338,239
Logitech International, S.A.	7,500	328,875
MAXIMUS, Inc.	4,600	298,126
Murata Manfacturing Company Ltd. - ADR	9,000	395,325
NetScout Systems, Inc.(a)	12,100	324,280
Nintendo Company Ltd. - ADR	5,800	247,486
Open Text Corporation	7,700	286,440
Orbotech Ltd.(a)	6,000	385,440
Palo Alto Networks, Inc.(a)	1,600	317,216
PayPal Holdings, Inc.(a)	3,900	320,346
Qorvo, Inc.(a)	3,900	318,864
Red Hat, Inc.(a)	1,600	225,968
Renishaw plc	4,300	308,703
Sage Group plc (The)	33,000	269,395
SAP SE - ADR	3,400	394,536
Silicon Motion Technology Corporation - ADR	7,300	389,601
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,250	298,772
Take-Two Interactive Software, Inc.(a)	3,200	361,664
Tencent Holdings Ltd. - ADR	5,500	251,350
Tokyo Electron Ltd. - ADR	6,400	274,592
Tyler Technologies, Inc.(a)	2,900	652,471
Ubisoft Entertainment SA(a)	3,900	430,678
Weibo Corporation - ADR(a)	2,700	223,425
WEX, Inc.(a)	1,800	341,676
Worldpay, Inc., Class A(a)	4,900	402,731
		16,727,037
Materials — 3.75%
Givaudan SA - ADR	7,100	332,955
Glencore plc - ADR	34,000	295,460
Graphic Packaging Holding Company	22,000	319,660
Novozymes A/S - ADR	5,700	299,706
Nutrien Ltd.	5,575	302,221
Sherwin-Williams Company (The)	800	352,584
Symrise AG - ADR	18,500	417,082
		2,319,668
Real Estate — 2.41%
Big Yellow Group plc	27,000	337,177
Cresud SACIF y A - ADR	17,131	290,713
Equinix, Inc.	700	307,496

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Henderson Land Development Company Ltd. - ADR	54,903	$299,840
Unizo Holdings Co. Ltd.	13,800	255,229
		1,490,455
Telecommunication Services — 0.95%
KDDI Corporation	12,000	334,088
T-Mobile US, Inc.(a)	4,200	252,000
		586,088
Utilities — 0.40%
Ormat Technologies, Inc.	4,600	249,550

Total Common Stocks
(Cost $43,254,048)		61,503,707
Other Assets in Excess of Liabilities — 0.56%		343,927
Net Assets — 100.00%		$61,847,634

(a)	Non-income producing security.

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2018
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 39.73%
Consumer Discretionary — 5.03%
Bayerische Moteren Werke AG - ADR	8,700	$281,488
Daimler AG	3,600	249,084
Garmin Ltd.	5,600	349,720
Omnicom Group, Inc.	1,500	103,245
Vail Resorts, Inc.	1,200	332,244
Williams-Sonoma, Inc.	5,700	333,393
		1,649,174
Consumer Staples — 3.74%
Altria Group, Inc.	4,100	240,588
Anheuser-Busch InBev SA/NV - ADR	2,400	244,128
British American Tobacco plc - ADR	3,600	197,208
Nestle SA - ADR	4,000	326,040
Procter & Gamble Company (The)	2,700	218,376
		1,226,340
Energy — 4.92%
BP plc - ADR	5,750	259,267
Chevron Corporation	2,550	321,989
Enbridge, Inc.	3,444	122,021
Schlumberger Ltd.	4,600	310,592
TransCanada Corporation	6,500	292,175
Valero Energy Corporation	2,600	307,710
		1,613,754
Financials — 2.08%
Credit Suisse Group AG - ADR	20,000	321,200
Invesco Ltd.	7,800	210,522
MetLife, Inc.	3,300	150,942
		682,664
Health Care — 5.76%
AbbVie, Inc.	2,800	258,244
Amgen, Inc.	1,700	334,135
AstraZeneca plc - ADR	8,800	344,344
Koninklijke Philips NV - ADR	8,100	354,942
Merck & Company, Inc.	5,500	362,285
Pfizer, Inc.	5,900	235,587
		1,889,537
Industrials — 4.55%
Experian plc - ADR	14,100	347,142
General Electric Company	13,800	188,094
Knoll, Inc.	14,200	320,210
Siemens AG - ADR	5,000	353,400
Steelcase, Inc., Class A	20,700	284,625
		1,493,471
Information Technology — 4.35%
CA, Inc.	7,300	322,733
Cisco Systems, Inc.	5,500	232,595
KLA-Tencor Corporation	1,800	211,356
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	8,500	350,285
Total System Services, Inc.	3,400	311,236
		1,428,205
Materials — 4.25%
BASF SE - ADR	12,000	288,000
Compass Minerals International, Inc.	4,300	291,755
International Paper Company	5,800	311,634
LyondellBasell Industries NV, Class A	2,000	221,580
Rio Tinto plc - ADR	5,100	283,050
		1,396,019
Real Estate — 0.98%
Crown Castle International Corporation	2,900	321,407

Telecommunication Services — 1.76%
AT&T, Inc.	6,500	207,806
Rogers Communications, Inc., Class B	7,300	371,351
		579,157
Utilities — 2.31%
Black Hills Corporation	5,100	305,847
CMS Energy Corporation	4,000	193,360
WEC Energy Group, Inc.	3,900	258,843
		758,050
Total Common Stocks
(Cost $10,620,765)		13,037,778

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 38.21%
Consumer Discretionary — 8.24%
Hyundai Capital America, 2.88%, 8/9/2018 (a)	$1,470,000	$1,470,104
Hyundai Capital America, 2.40%, 10/30/2018 (a)	530,000	529,690
Jaguar Land Rover Automotive plc, 4.13%, 12/15/2018	250,000	251,175
Jaguar Land Rover Automotive plc, 4.13%, 12/15/2018 (a)	450,000	452,115
		2,703,084
Consumer Staples — 2.32%
Bunge Ltd. Finance Corporation, 8.50%, 6/15/2019	250,000	261,669
William Wrigley Jr. Company, 2.40%, 10/21/2018 (a)	500,000	500,028
		761,697
Energy — 1.56%
Enbridge Energy Partners LP, 9.88%, 3/1/2019	12,000	12,452
Western Gas Partners LP, 2.60%, 8/15/2018	500,000	499,962
		512,414
Financials — 12.00%
Aircastle Ltd., 4.63%, 12/15/2018	583,000	587,489
Ally Financial, Inc., 3.25%, 11/5/2018	500,000	499,825
Ally Financial, Inc., 3.50%, 1/27/2019	600,000	601,650
Ares Capital Corporation, 4.38%, 1/15/2019 (b)	500,000	502,775
Aviation Capital Group LLC, 2.88%, 9/17/2018 (a)	200,000	200,018
ILFC E-Capital Trust I, 4.57%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(c)	250,000	229,063
ING Bank NV, MTN, 4.13%, 11/21/2023 (USISDA05 + 270bps)(c)	1,000,000	1,003,491
Marsh & McLennan Companies, Inc., MTN, 2.55%, 10/15/2018	315,000	314,713
		3,939,024
Health Care — 3.03%
HCA, Inc., 3.75%, 3/15/2019	990,000	994,010

Industrials — 4.59%
Central Nippon Expressway Company Ltd., 2.37%, 9/10/2018	500,000	499,787
Layne Christensen Company, 4.25%, 11/15/2018 (b)	1,000,000	1,005,000
		1,504,787
Materials — 3.06%
Glencore Funding, LLC, 2.50%, 1/15/2019 (a)	250,000	249,617
Glencore Funding, LLC, 2.50%, 1/15/2019	250,000	249,617
INVISTA Finance, LLC, 4.25%, 10/15/2019 (a)	500,000	503,750
		1,002,984
Telecommunication Services — 0.62%
Hughes Satellite Systems Corporation, 6.50%, 6/15/2019	200,000	204,750

Utilities — 2.79%
Dominion Energy, Inc., 1.50%, 9/30/2018 (a)	500,000	499,174
Origin Energy Finance Ltd., 3.50%, 10/9/2018 (a)	350,000	350,051
PSEG Power LLC, 2.45%, 11/15/2018	68,000	67,932
		917,157
Total Corporate Bonds and Notes
(Cost $12,552,024)		12,539,907

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
SECURITIZED DEBT OBLIGATIONS — 1.30%
Asset Backed Securities — 1.30%
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	$429,337	$427,947

Total Securitized Debt Obligations
(Cost $427,940)		427,947

COMMERCIAL PAPER — 19.76%
Canadian Natural Resources Ltd., 2.51%, 8/7/2018 (d)	500,000	499,792
Catholic Health Initiatives, 2.62%, 10/18/2018 (d)	500,000	497,619
Catholic Health Initiatives, 2.11%, 8/29/2018 (d)	1,000,000	998,391
Catholic Health Initiatives, 2.67%, 11/1/2018 (d)	500,000	497,126
CNH Industrial Capital LLC, 2.86%, 10/15/2018 (d)	1,000,000	994,819
Constellation Brands, Inc., 2.46%, 8/6/2018 (d)	500,000	499,792
Enbridge Energy Partners LP, 3.00%, 8/24/2018 (d)	1,000,000	998,495
Enbridge US, Inc., 2.95%, 8/2/2018 (d)	250,000	249,970
Entergy Corporation, 2.36%, 8/8/2018 (d)	1,000,000	999,498
QUALCOMM, Inc., 2.31%, 9/5/2018 (d)	250,000	249,472

Total Commercial Paper
(Cost $6,482,914)		6,484,974
Total Investments — 99.00%
(Cost $30,083,643)		32,490,606
Other Assets in Excess of Liabilities — 1.00%		326,975
Net Assets — 100.00%		$32,817,581

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Convertible bond.

(c)	Variable or Floating rate security. Rate disclosed is as of July 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.

(d)	Rate disclosed is the yield to maturity at time of purchase.

CMT – Constant Maturity Treasury

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

July 31, 2018
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 27.66%
Consumer Discretionary — 2.14%
Carnival Corporation	25,000	$1,481,000
Cracker Barrel Old Country Store, Inc.	7,000	1,025,465
Ethan Allen Interiors, Inc.	20,000	450,000
General Motors Company	7,000	265,370
Hanesbrands, Inc.	46,500	1,035,090
Home Depot, Inc. (The)	11,000	2,172,720
Leggett & Platt, Inc.	50,000	2,178,500
Lowe's Companies, Inc.	13,000	1,291,420
Magna International, Inc.	15,000	911,700
McDonald's Corporation	7,000	1,102,780
Omnicom Group, Inc.	8,000	550,640
Royal Caribbean Cruises Ltd.	10,000	1,127,600
Starbucks Corporation	20,000	1,047,800
Tapestry, Inc.	15,000	706,800
Walt Disney Company (The)	10,700	1,215,092
		16,561,977
Consumer Staples — 1.30%
B&G Foods, Inc.	20,000	628,000
Coca-Cola Company (The)	15,000	699,450
Conagra Brands, Inc.	20,000	734,200
General Mills, Inc.	20,000	921,200
Hershey Company (The)	5,000	491,050
Kraft Heinz Company (The)	7,000	421,750
PepsiCo, Inc.	4,000	460,000
Philip Morris International, Inc.	12,000	1,035,600
Pinnacle Foods, Inc.	15,000	996,300
Walgreen Boots Alliance, Inc.	8,000	540,960
Walmart, Inc.	35,000	3,123,050
		10,051,560
Energy — 3.91%
BP plc - ADR	160,000	7,214,400
Chevron Corporation	10,000	1,262,700
ConocoPhillips	18,000	1,299,060
Exxon Mobil Corporation	50,000	4,075,500
Helmerich & Payne, Inc.	4,000	245,400
Kinder Morgan, Inc.	60,000	1,066,800
Occidental Petroleum Corporation	8,000	671,440
ONEOK, Inc.	18,000	1,267,920
Royal Dutch Shell plc, Class A - ADR	100,000	6,837,000
Schlumberger Ltd.	11,000	742,720
SemGroup Corporation, Class A	145,000	3,646,750
Valero Energy Corporation	6,500	769,275
Williams Companies, Inc. (The)	40,000	1,190,000
		30,288,965
Financials — 8.85%
Ally Financial, Inc.	120,000	3,211,200
Apollo Commercial Real Estate Finance, Inc.	150,000	2,863,500
Ares Commercial Real Estate Corporation	230,000	3,247,600
Bank of America Corporation	71,000	2,192,480
Bank OZK	5,000	204,500
BGC Partners, Inc., Class A	400,000	4,296,000
BlackRock, Inc.	2,000	1,005,520
Blackstone Mortgage Trust, Inc.	30,000	994,200
Citigroup, Inc.	30,000	2,156,700
Compass Diversified Holdings LLC - MLP	15,000	261,000
Ellington Financial LLC - MLP	20,000	329,600
First American Financial Corporation	18,000	1,008,000
First Hawaiian, Inc.	55,000	1,554,300
Granite Point Mortgage Trust, Inc.	280,000	5,320,000
Invesco Ltd.	15,000	404,850
KeyCorp	55,000	1,147,850
KKR Real Estate Finance Trust, Inc.	30,000	621,600
Ladder Capital Corporation	200,000	3,198,000
Lazard Ltd., Class A- MLP	20,000	1,086,000
Legg Mason, Inc.	5,000	170,650
Lincoln National Corporation	20,000	1,362,000
LPL Financial Holdings, Inc.	17,000	1,126,930

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Medley Management, Inc., Class A	20,000	$74,000
MetLife, Inc.	32,000	1,463,680
MFA Financial, Inc.	470,000	3,783,500
Navient Corporation	10,000	132,100
New Residential Investment Corporation	900,000	16,101,000
Prudential Financial, Inc.	15,500	1,564,105
Starwood Property Trust, Inc.	140,000	3,197,600
T. Rowe Price Group, Inc.	10,000	1,190,800
TPG RE Finance Trust, Inc.	70,000	1,443,400
Wells Fargo & Company	32,000	1,833,280
		68,545,945
Health Care — 1.91%
AbbVie, Inc.	15,000	1,383,450
Allergan plc	2,000	368,180
Amgen, Inc.	5,000	982,750
AstraZeneca plc - ADR	30,000	1,173,900
Bristol-Myers Squibb Company	20,000	1,175,000
CVS Health Corporation	20,000	1,297,200
Eli Lilly & Company	6,000	592,860
Gilead Sciences, Inc.	40,000	3,113,200
Johnson & Johnson	8,400	1,113,168
Merck & Company, Inc.	18,000	1,185,660
Pfizer, Inc.	50,000	1,996,500
Zimmer Biomet Holdings, Inc.	3,000	376,560
		14,758,428
Industrials — 2.67%
Aircastle Ltd.	10,000	207,300
Alaska Air Group, Inc.	19,000	1,193,770
Boeing Company (The)	4,000	1,425,200
Covanta Holding Corporation	40,000	720,000
Cummins, Inc.	5,000	714,050
Eaton Corporation plc	15,000	1,247,550
Emerson Electric Company	8,000	578,240
Fastenal Company	25,000	1,423,250
FedEx Corporation	7,000	1,721,090
Honeywell International, Inc.	8,000	1,277,200
Illinois Tool Works, Inc.	2,000	286,660
Johnson Controls International plc	70,000	2,625,700
MSC Industrial Direct Company, Inc., Class A	12,500	1,057,875
Mueller Industries, Inc.	20,000	662,200
Southwest Airlines Company	17,000	988,720
United Parcel Service, Inc., Class B	25,000	2,997,250
United Technologies Corporation	11,500	1,561,010
		20,687,065
Information Technology — 4.31%
Analog Devices, Inc.	3,000	288,420
Apple, Inc.	8,700	1,655,523
Broadcom, Inc.	5,300	1,175,381
Cisco Systems, Inc.	50,000	2,114,500
Hackett Group, Inc. (The)	20,000	360,600
Intel Corporation	40,000	1,924,000
InterDigital, Inc.	15,000	1,236,750
International Business Machines Corporation(a)	45,000	6,521,850
KLA-Tencor Corporation	10,000	1,174,200
Lam Research Corporation	10,500	2,001,720
Maxim Integrated Products, Inc.	20,000	1,222,800
Microsoft Corporation	17,000	1,803,360
Motorola Solutions, Inc.	12,000	1,455,600
QUALCOMM, Inc.	20,000	1,281,800
Seagate Technology plc	130,000	6,840,600
Skyworks Solutions, Inc.	14,000	1,324,120
Western Digital Corporation	14,000	982,100
		33,363,324
Materials — 1.78%
Air Products & Chemicals, Inc.	5,000	820,850
Bemis Company, Inc.	10,000	459,100
CF Industries Holdings, Inc.	13,000	577,460
Compass Minerals International, Inc.	15,000	1,017,750
DowDuPont, Inc.	25,000	1,719,250

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Eastman Chemical Company	13,500	$1,398,870
International Paper Company	40,000	2,149,200
LyondellBasell Industries N.V., Class A	19,000	2,105,010
Nucor Corporation	5,000	334,650
PPG Industries, Inc.	2,000	221,320
Praxair, Inc.	1,250	209,375
Rio Tinto plc - ADR	20,000	1,110,000
Schweitzer-Mauduit International, Inc.	20,000	829,800
WestRock Company	15,000	869,700
		13,822,335
Telecommunication Services — 0.56%
AT&T, Inc.	60,000	1,918,200
Verizon Communications, Inc.	20,000	1,032,800
Vodafone Group plc - ADR	55,000	1,350,250
		4,301,250
Utilities — 0.23%
Dominion Energy, Inc.	7,500	537,825
National Fuel Gas Company	10,000	537,000
PPL Corporation	25,000	719,250
		1,794,075
Total Common Stocks
(Cost $196,635,699)		214,174,924

PREFERRED STOCKS — 6.60%
Energy — 0.97%
GasLog Partners LP, Series B, 8.20%	49,100	1,247,140
NuStar Energy LP, Series A, 8.50%	140,000	3,365,600
NuStar Energy LP, Series B, 7.63%	50,000	1,116,000
NuStar Energy LP, Series C, 9.00%	40,000	991,200
Scorpio Tankers, Inc., 6.75%	21,040	513,376
Teekay LNG Partners LP, Series B, 8.50%	10,000	241,000
		7,474,316
Financials — 3.55%
AGNC Investment Corporation, Series C, 7.00%	40,000	1,036,000
Annaly Capital Management, Inc., Series F, 6.95%	90,000	2,292,300
Annaly Capital Management, Inc., Series G, 6.50%	15,000	364,350
Arlington Asset Investment Corporation, 6.63%	120,417	2,869,537
B. Riley Financial, Inc., 7.25%	70,000	1,733,200
B. Riley Financial, Inc., 7.50%	40,000	998,000
Compass Diversified Holdings, Series A, 7.25%	160,000	3,544,000
Compass Diversified Holdings, Series B, 7.875%	20,000	454,000
CYS Investments, Inc., Series A, 7.75%	40,000	1,000,800
Ellsworth Growth and Income Fund Limited, Series A, 5.25%	7,015	173,553
Fidus Investment Corporation, 5.88%	6,530	166,580
GMAC Capital Trust I, Series 2, 8.13%	50,000	1,328,500
Invesco Mortgage Capital, Inc., Series B, 7.75%	10,000	260,600
Invesco Mortgage Capital, Inc., Series C, 7.50%	68,000	1,700,000
Landmark Infrastructure Partners LP, Series C, 7.04%	10,000	230,700
Medley Capital Corporation, 6.13%	70,000	1,718,570
Medley LLC, 6.88%	35,200	846,560
NuStar Logistics LP, 9.07%	29,000	741,530
RiverNorth Marketplace Lending Corporation, Series A, 5.88%	21,537	541,656
Sutherland Asset Management Corporation, 7.00%	60,000	1,552,200

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
TriplePoint Venture Growth BDC Corporation, 5.75%	36,900	$937,260
Two Harbors Investment Corporation, Series A, 8.13%	55,000	1,486,650
Two Harbors Investment Corporation, Series B, 7.63%	40,000	1,022,400
Two Harbors Investment Corporation, Series C, 7.25%	20,000	491,200
		27,490,146
Industrials — 1.09%
CAI International, Inc., Series A, 8.50%	10,000	253,200
Seaspan Corporation, 6.38%	141,600	3,573,984
Seaspan Corporation, 7.13%	80,000	1,985,600
Seaspan Corporation, Series D, 7.95%	10,000	251,600
Seaspan Corporation, Series G, 8.20%	34,675	885,600
Seaspan Corporation, Series H, 7.88%	30,000	749,400
Teekay Offshore Partners LP, Series E, 8.88%	30,000	750,000
		8,449,384
Real Estate — 0.93%
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	20,000	493,204
Bluerock Residential Growth REIT, Inc., Series D, 7.13%	10,000	228,900
CBL & Associates Properties, Inc., Series D, 7.38%	190,000	3,665,100
Global Medical REIT, Inc., 7.50%	30,000	751,500
Sotherly Hotels LP, 7.25%	15,418	397,784
Sotherly Hotels, Inc., Series B, 8.00%	6,300	159,453
Sotherly Hotels, Inc., Series C, 7.88%	60,000	1,503,000
		7,198,941
Utilities — 0.06%
Spark Energy, Inc., Series A, 8.75%	20,000	475,400

Total Preferred Stocks
(Cost $52,752,244)		51,088,187

	Principal Amount
CORPORATE BONDS AND NOTES — 59.40%
Consumer Discretionary — 5.05%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)	$3,000,000	2,928,750
Arcos Dorados Holdings, Inc., 6.63%, 9/27/2023 (a)	1,080,000	1,135,955
Hertz Corporation, 7.38%, 1/15/2021	4,000,000	3,960,000
International Game Technology plc, 5.35%, 10/15/2023	233,000	234,528
Quad/Graphics, Inc., 7.00%, 5/1/2022	6,933,000	7,071,660
Silversea Cruse Finance Ltd., 7.25%, 2/1/2025 (a)	7,459,000	8,111,662
Speedway Motorsports, Inc., 5.13%, 2/1/2023	3,765,000	3,717,938
Stena International SA, 5.75%, 3/1/2024 (a)	3,730,000	3,459,575
Vista Outdoor, Inc., 5.88%, 10/1/2023	5,930,000	5,855,875
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (a)	2,775,000	2,643,188
		39,119,131
Consumer Staples — 5.01%
Albertons Cos., Inc., 6.09%, 1/15/2024 (3MO LIBOR + 375bps)(a),(b)	3,000,000	3,045,000
Dean Foods Company, 6.50%, 3/15/2023 (a)	2,000,000	1,960,000
HRG Group, Inc., 7.75%, 1/15/2022	1,000,000	1,033,750
JBS USA LUX SA, 7.25%, 6/1/2021 (a)	6,840,000	6,916,950
JBS USA LUX SA, 7.25%, 6/1/2021 (a)	1,700,000	1,719,125

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Land O' Lakes, Inc., 7.25%, Perpetual (a)	$3,500,000	$3,806,250
Land O' Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	2,200,000
Louis Dreyfus Company BV, 5.25%, 6/13/2023	3,000,000	2,947,500
Pilgrim's Pride Corporation, 5.75%, 3/15/2025 (a)	5,040,000	4,832,100
Rite Aid Corporation, 6.13%, 4/1/2023 (a)	4,050,000	4,090,500
SUPERVALU, Inc., 7.75%, 11/15/2022	1,000,000	1,042,500
Vector Group Ltd., 6.13%, 2/1/2025 (a)	5,345,000	5,184,650
		38,778,325
Energy — 13.35%
Andeavor Logistics LP, Series A, 6.88%, Perpetual (3MO LIBOR + 465.20bps)(b)	3,000,000	3,011,250
Bristow Group, Inc., 6.25%, 10/15/2022	4,002,000	3,101,550
CVR Refining LLC, 6.50%, 11/1/2022	7,500,000	7,706,250
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.80bps)(b)	1,000,000	994,375
DCP Midstream Operating LP, 5.85%, Perpetual (3MO LIBOR + 385bps)(a),(b)	3,000,000	2,745,000
Delek Logistics Partners LP, 6.75%, 5/15/2025 (a)	1,762,000	1,770,810
Enbridge Energy Partners LP, 6.14%, 10/1/2037 (3MO LIBOR + 379.75bps)(b)	3,000,000	3,004,200
Energy Transfer Partners LP, 5.38%, 11/1/2066 (3MO LIBOR + 301.75bps)(b)	9,281,000	8,074,470
Energy Transfer Partners LP, Series A, 6.25%, Perpetual (3MO LIBOR + 402.80bps)(b)	2,500,000	2,373,437
Gulfport Energy Corporation, 6.63%, 5/1/2023	2,215,000	2,253,763
Gulfport Energy Corporation, 6.00%, 10/15/2024	1,880,000	1,823,600
Murphy Oil Corporation, 6.88%, 8/15/2024	2,000,000	2,105,000
NuStar Logistics LP, 5.63%, 4/28/2027	2,000,000	1,960,000
PBF Holding Company LLC, 7.00%, 11/15/2023	2,681,000	2,801,645
PBF Holding Company LLC, 7.25%, 6/15/2025	9,075,000	9,517,406
PBF Logistics LP, 6.88%, 5/15/2023	6,000,000	6,120,000
PHI, Inc., 5.25%, 3/15/2019	3,000,000	2,850,000
Plains All American Pipeline LP, Series B, 6.13%, Perpetual (3MO LIBOR + 411bps)(b)	3,500,000	3,412,500
SemGroup Corporation, 5.63%, 11/15/2023	7,000,000	6,720,000
SemGroup Corporation, 6.38%, 3/15/2025 (a)	5,521,000	5,327,765
Southwestern Energy Company, 7.50%, 4/1/2026	7,200,000	7,461,000
Tidewater, Inc., 8.00%, 8/1/2022	3,000,000	3,105,000
Transocean, Inc., 9.00%, 7/15/2023 (a)	14,000,000	15,137,500
		103,376,521
Financials — 14.06%
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,200,000	5,114,162
Avison Young Canada, Inc., 9.50%, 12/15/2021 (a)	6,400,000	6,784,000
Barclays plc, 7.88%, 3/15/2022	1,000,000	1,053,756
Cardtronics, Inc., 5.13%, 8/1/2022	6,761,000	6,439,852
CBL & Associates LP, 5.25%, 12/1/2023 (a)	6,873,000	6,088,287

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Citadel LP, 5.38%, 1/17/2023 (a)	$8,300,000	$8,238,316
Credit Acceptance Corporation, 6.13%, 2/15/2021	2,200,000	2,235,750
Credit Agricole SA, 6.63%, Perpetual (b)	1,000,000	1,016,981
Credit Agricole SA, 7.88%, Perpetual (USSW5 + 489.8bps)(a),(b)	2,000,000	2,133,574
Everest Reinsurance Holdings, Inc., 4.73%, 5/15/2037 (3MO LIBOR + 238.50bps)(b)	9,702,000	9,580,725
Genworth Holdings, Inc., 7.63%, 9/24/2021	3,268,000	3,415,060
Hartford Financial Services Group, Inc., 4.47%, 2/12/2047 (3MO LIBOR + 212.50bps)(a),(b)	6,117,000	5,765,273
Icahn Enterprises LP, 6.25%, 2/1/2022	2,225,000	2,273,661
Icahn Enterprises LP, 6.75%, 2/1/2024	3,500,000	3,574,375
ILFC E-Capital Trust I, 4.57%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	5,330,000	4,883,613
ILFC E-Capital Trust I, 4.57%, 12/21/2065 (USD CMT 30YR + 155bps)(b)	590,000	540,587
ILFC E-Capital Trust II, 4.82%, 12/21/2065 (a),(b)	1,000,000	915,000
Jefferies Finance, LLC, 6.88%, 4/15/2022	4,675,000	4,734,232
Jefferies Finance, LLC, 7.25%, 8/15/2024 (a)	3,000,000	2,955,000
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (a)	2,301,000	2,157,188
Liberty Mutual Group, Inc., 5.25%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(b)	2,500,000	2,462,500
Lincoln Finance Ltd., 7.38%, 4/15/2021 (a)	2,700,000	2,798,415
PennyMac Corporation, 5.38%, 5/1/2020 (c)	3,000,000	3,015,291
Reinsurance Group of America, 5.01%, 12/15/2065 (3MO LIBOR + 266.50bps)(b)	600,000	597,000
Royal Bank of Scotland Group plc, 7.50%, Perpetual (USSW5 + 580bps)(b)	2,700,000	2,794,500
Royal Bank of Scotland Group plc, 8.00%, Perpetual (USSW5 + 572bps)(b)	500,000	532,310
Washington Prime Group LP, 5.95%, 8/15/2024	4,000,000	3,955,423
XLIT Limited, Class E, 4.80%, Perpetual (3MO LIBOR + 245.75bps)(b)	13,011,000	12,848,362
		108,903,193
Health Care — 3.45%
LifePoint Health, Inc., 5.88%, 12/1/2023	1,300,000	1,363,635
Mallinckrodt Finance SB, 5.75%, 8/1/2022 (a)	4,000,000	3,660,000
Mallinkrodt International Finance SA, 4.75%, 4/15/2023	250,000	213,750
Mallinkrodt International Finance SA, 5.63%, 10/15/2023 (a)	5,000,000	4,331,250
Teva Pharmaceutical Finance Company BV, Series 2, 3.65%, 11/10/2021	2,000,000	1,921,588
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	10,443,000	9,448,220
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/2021 (a)	5,000,000	5,109,375
Valeant Pharmaceuticals International, Inc., 5.63%, 12/1/2021 (a)	650,000	645,937
		26,693,755

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Industrials — 4.14%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (a)	$2,695,000	$2,880,281
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	200,000	206,760
General Electric Company, Series D, 5.00%, Perpetual	10,450,000	10,297,012
Huron Consulting Group, Inc., 1.25%, 10/1/2019	2,000,000	1,892,080
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	4,108,820	4,026,644
MAI Holdings, Inc., 9.50%, 6/1/2023 (a)	1,050,000	1,089,375
MAI Holdings, Inc., 9.50%, 6/1/2023	2,250,000	2,334,375
Mueller Industries, Inc., 6.00%, 3/1/2027	7,717,000	7,581,952
Norwegian Air Shuttle ASA Pass Through Trust, Series 2016-1, Class A, 4.88%, 5/10/2028 (a)	1,857,691	1,774,810
		32,083,289
Information Technology — 5.60%
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (a)	3,953,000	3,988,577
Harland Clarke Holdings Corporation, 8.38%, 8/15/2022 (a)	2,000,000	1,922,400
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	3,011,941
Qorvo, Inc., 7.00%, 12/1/2025	3,368,000	3,662,700
Rackspace Hosting, Inc., 8.63%, 11/15/2024 (a)	9,000,000	9,112,500
Seagate HDD Cayman, 4.75%, 1/1/2025	4,275,000	4,152,820
Seagate HDD Cayman, 4.88%, 6/1/2027	7,500,000	7,065,421
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	1,964,272
Unisys Corporation, 10.75%, 4/15/2022 (a)	7,500,000	8,437,500
		43,318,131
Materials — 3.00%
Century Aluminum Company, 7.50%, 6/1/2021 (a)	660,000	671,550
Eldorado Gold Corporation, 6.13%, 12/15/2020 (a)	2,775,000	2,719,500
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (a)	1,500,000	1,515,000
First Quantum Minerals Ltd., 7.25%, 4/1/2023 (a)	667,000	671,169
Kinross Gold Corporation, 5.95%, 3/15/2024	2,000,000	2,079,000
Kinross Gold Corporation, 6.88%, 9/1/2041	6,000,000	6,240,000
Nexa Resources SA, 5.38%, 5/4/2027	2,000,000	1,977,520
Norbord, Inc., 6.25%, 4/15/2023 (a)	1,400,000	1,468,390
Rayonier Advanced Materials Products, Inc., 5.50%, 6/1/2024 (a)	6,000,000	5,660,760
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	250,000	254,375
		23,257,264
Real Estate — 0.65%
Colony Capital, Inc., 5.00%, 4/15/2023 (c)	1,000,000	952,500
MPT Operating Partnership LP, 6.38%, 3/1/2024	3,895,000	4,109,225
		5,061,725
Structured Notes — 2.82%
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.25%, 6/17/2020	3,000,000	2,987,100
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.00%, 6/19/2020	4,500,000	4,486,500

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Morgan Stanley Contingent Income Buffered Securities, 8.75%, 5/30/2028 (b)	$2,000,000	$2,390,700
Morgan Stanley Contingent Income Buffered Securities, S&P 500 Index and Russell 2000 Index, 8.50%, 6/28/2028 (b)	3,000,000	3,577,050
Morgan Stanley Contingent Income Securities, Leveraged CMS Curve and S&P Index, 2.25%, 8/30/2028 (b)	3,000,000	1,860,000
Morgan Stanley Contingent Income Securities, Russell 200 Index and EURO STOXX 50 Index, 7.70%, 6/28/2028 (b)	3,000,000	3,282,000
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (b)	3,000,000	3,209,700
		21,793,050
Telecommunication Services — 0.93%
Frontier Communications Corporation, 10.50%, 9/15/2022	4,000,000	3,650,000
Signet UK Finance plc, 4.70%, 6/15/2024	3,777,000	3,563,692
		7,213,692
Utilities — 1.34%
Crockett Cogeneration LP, 5.87%, 3/30/2025 (a)	422,306	378,887
PPL Capital Funding, Inc., Series A, 5.00%, 3/30/2067 (3MO LIBOR + 266.50bps)(b)	7,000,000	6,901,650
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (a)	3,100,000	3,100,000
		10,380,537
Total Corporate Bonds and Notes
(Cost $460,927,999)		459,978,613

SECURITIZED DEBT OBLIGATIONS — 0.71%
Asset Backed Securities — 0.71%
ECAF I Limited, Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	2,611,528	2,650,278
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	2,798,077	2,876,439

Total Securitized Debt Obligations
(Cost $5,480,319)		5,526,717

	Shares
INVESTMENT COMPANIES — 3.19% (d)
Open-End Funds — 3.19%
Yorktown Mid Cap Fund, Institutional Class	940,956	10,425,794
Yorktown Small Cap Fund, Institutional Class	1,178,500	14,259,847

Total Investment Companies
(Cost $21,341,361)		24,685,641
Total Investments — 97.56%
(Cost $734,130,618)		755,454,082
Other Assets in Excess of Liabilities — 2.44%		18,889,391
Net Assets — 100.00%		$774,343,473

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating rate security. Rate disclosed is as of July 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.

(c)	Convertible bond.

(d)	Affiliated issuer.

MLP – Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

July 31, 2018
(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 93.31%
Consumer Discretionary — 5.72%
GLP Capital LP, 4.88%, 11/1/2020	$1,411,000	$1,435,693
Hyundai Capital America, 2.40%, 10/30/2018 (a)	1,500,000	1,499,122
Hyundai Capital America, 2.50%, 3/18/2019 (a)	500,000	498,063
Hyundai Capital America, 2.00%, 7/1/2019 (a)	850,000	840,311
Hyundai Capital America, 1.75%, 9/27/2019 (a)	3,000,000	2,941,908
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	982,870
Hyundai Capital America, 3.34%, 9/18/2020 (3MO LIBOR + 100bps)(a),(b)	1,000,000	1,006,283
International Game Technology, 7.50%, 6/15/2019	100,000	103,000
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/2018	1,225,000	1,230,757
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/2018 (a)	775,000	778,642
Lennar Corp., 4.50%, 6/15/2019	323,000	326,230
Macy's Retail Holdings, Inc., 9.50%, 4/15/2021	912,600	968,381
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,300,000	1,339,000
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021 (a)	200,000	206,000
RELX Capital, Inc., 8.63%, 1/15/2019	329,000	337,392
Silversea Cruise Finance Ltd., 7.25%, 2/1/2025 (a)	3,397,000	3,694,237
		18,187,889
Consumer Staples — 0.81%
Bunge Ltd. Finance Corporation, 8.50%, 6/15/2019	1,511,000	1,581,529
Coca-Cola Icecek AS, 4.75%, 10/1/2018	500,000	500,430
Louis Dreyfus Company BV, 5.25%, 6/13/2023	500,000	491,250
		2,573,209
Energy — 12.04%
Andeavor, 5.38%, 10/1/2022	3,234,000	3,288,170
Andeavor Logistics LP, 6.25%, 10/15/2022	8,163,000	8,449,113
Andeavor Logistics LP, 6.38%, 5/1/2024	3,296,000	3,517,195
Continental Resources, Inc., 5.00%, 9/15/2022	3,125,000	3,174,600
Enbridge Energy Partners LP, 9.88%, 3/1/2019	584,000	605,996
Energy Transfer Partners LP, 9.00%, 4/15/2019	322,000	335,410
Enterprise Products Operating LLC, Series A, 6.07%, 8/1/2066 (3MO LIBOR + 370.75bps)(b)	1,445,000	1,449,451
KOC Holding AS, 3.50%, 4/24/2020	500,000	482,869
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019 (a)	6,342,000	6,543,993
MPLX LP, 5.50%, 2/15/2023	6,000,000	6,113,493
PBF Holding Company LLC, 7.00%, 11/15/2023	350,000	365,750
Rockies Express Pipeline LLC, 6.00%, 1/15/2019 (a)	125,000	126,875
Rockies Express Pipeline LLC, 5.63%, 4/15/2020 (a)	1,985,000	2,052,291
Williams Cos., Inc. (The), 7.88%, 9/1/2021	1,605,000	1,789,575
		38,294,781
Financials — 33.78%
Aircastle Ltd., 4.63%, 12/15/2018	250,000	251,925
Aircastle Ltd., 6.25%, 12/1/2019	1,946,000	2,014,110
Aircastle Ltd., 7.63%, 4/15/2020	1,317,000	1,400,959
Ally Financial, Inc., 4.75%, 9/10/2018	1,500,000	1,503,300

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Ally Financial, Inc., 3.25%, 11/5/2018	$300,000	$299,895
Ares Capital Corporation, 4.38%, 1/15/2019 (c)	2,000,000	2,011,098
Army Hawaii Family Housing Trust Certificates, 2.47%, 6/15/2050 (1MO LIBOR + 40bps)(a),(b)	1,330,000	993,121
Athene Global Funding, 2.88%, 10/23/2018 (3MO LIBOR + 338.7bps)(a)	3,620,000	3,619,280
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,008,127
Athene Global Funding, 3.57%, 7/1/2022 (a),(b)	2,000,000	2,038,135
Bank of America Corporation, Series V, 5.13%, Perpetual (3MO LIBOR + 338.7bps)(b)	4,068,000	4,136,790
Cantor Fitzgerald LP, 7.88%, 10/15/2019 (a)	285,000	297,349
CBL & Associates LP, 5.25%, 12/1/2023 (a)	1,500,000	1,328,740
Citadel LP, 5.38%, 1/17/2023 (a)	1,000,000	992,568
CNP Assurances SA, 6.88%, Perpetual (USSW6 + 500bps)(b)	800,000	822,968
CNP Assurances SA, 7.50%, Perpetual (USSW6 + 648.1bps)(b)	3,600,000	3,634,794
Depository Trust & Clearing Corporation (The), Series C, 4.88%, Perpetual (3MO LIBOR + 316.70bps)(a),(b)	40,000	40,800
Discover Bank, 8.70%, 11/18/2019	127,000	135,062
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	5,770,000	5,776,102
Everest Reinsurance Holdings, Inc., 4.73%, 5/15/2037 (3MO LIBOR + 238.50bps)(b)	9,000,000	8,887,500
Fly Leasing Limited, 6.38%, 10/15/2021	1,100,000	1,141,250
Friends Life Holdings plc, 7.88%, Perpetual (USSW6 + 682.8bps)(b)	5,920,000	5,994,000
Hartford Financial Services Group, Inc. (The), 4.47%, 2/12/2047 (3MO LIBOR + 212.50bps)(a),(b)	7,455,000	7,026,338
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,542,437
Icahn Enterprises, LP, 6.00%, 8/1/2020	4,043,000	4,112,944
ILFC E-Capital Trust I, 4.57%, 12/21/2065 (USD CMT 30YR + 155bps)(a),(b)	1,000,000	916,250
ING Bank NV, 4.13%, 11/21/2023 (USISDA05 + 270bps)(b)	7,270,000	7,295,380
International Lease Finance Corporation, 7.13%, 9/1/2018 (a)	3,016,000	3,026,463
Jefferies Group LLC, Series 1687, 4.25%, 7/21/2031 (b)	329,000	314,455
JPMorgan Chase & Company, MTN, 3.38%, 3/21/2023 (3MO LIBOR + 105bps)(b)	100,000	100,707
JPMorgan Chase & Company, Series 1, 5.83%, Perpetual (3MO LIBOR + 347bps)(b)	3,100,000	3,117,515
La Mondiale SAM, 7.63%, Perpetual (USSW6 + 653bps)(b)	2,000,000	2,053,750
Liberty Mutual Group, Inc., 5.25%, 3/15/2037 (3MO LIBOR + 290.50bps)(a),(b)	750,000	738,750

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Lincoln National Corporation, 4.68%, 5/17/2066 (3MO LIBOR + 235.75bps)(b)	$2,000,000	$1,895,000
Main Street Capital Corporation, 4.50%, 12/1/2019	5,650,000	5,654,271
Morgan Stanley, MTN, 5.00%, 1/25/2019 (3MO LIBOR + 300bps)(b)	100,000	100,750
Nationwide Mutual Insurance Company, 4.63%, 12/15/2024 (3MO LIBOR + 229bps)(a),(b)	1,825,000	1,824,973
Nuveen Floating Rate Income Opportunity Fund, 3.00%, 12/1/2019 (b)	90,000	88,875
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022 (b)	1,250,000	1,211,719
PennyMac Corporation, 5.38%, 5/1/2020 (c)	2,525,000	2,537,870
Redwood Trust Holdings Inc, 5.63%, 11/15/2019 (c)	1,000,000	1,016,175
Reinsurance Group of America, Inc., 5.01%, 12/15/2065 (3MO LIBOR + 266.50bps)(b)	995,000	990,025
Reliance Standard Life Global Funding II, 2.15%, 10/15/2018 (a)	200,000	199,777
Senior Housing Properties Trust, 3.25%, 5/1/2019	1,821,000	1,822,145
Senior Housing Properties Trust, 6.75%, 4/15/2020	720,000	744,029
Synovus Financial Corporation, 5.75%, 12/15/2025 (3MO LIBOR + 418.20bps)(b)	250,000	258,750
XLIT Ltd., Class E, 4.80%, Perpetual (3MO LIBOR + 245.75bps)(b)	8,596,000	8,488,550
		107,405,771
Health Care — 3.62%
HCA, Inc., 3.75%, 3/15/2019	4,692,000	4,711,003
LifePoint Health, Inc., 5.88%, 12/1/2023	1,000,000	1,048,950
MEDNAX, Inc., 5.25%, 12/1/2023 (a)	2,385,000	2,373,075
Teva Pharmaceutical Finance III BV, 2.20%, 7/21/2021	1,000,000	933,085
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/2021	2,500,000	2,401,985
Universal Health Services, Inc., 3.75%, 8/1/2019 (a)	55,000	55,206
		11,523,304
Industrials — 16.10%
Air Canada Pass-Through Certificates, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	297,700	304,398
America West Airlines, Inc. Pass Through Trust, Series 1999-1, Class G, 7.93%, 1/2/2019	606,327	621,212
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	71,008	75,979
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	1,384,258	1,411,944
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (a)	1,825,190	1,856,236
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	94,163	93,927
American Airlines, Inc. Pass Through Trust, Series 2015-1, B, 3.70%, 5/1/2023	1,805,860	1,785,770
Arconic, Inc., 6.15%, 8/15/2020	560,000	581,700

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	$5,630,000	$5,820,294
Continental Airlines Pass Through Trust, Series 2010, Class B, 6.00%, 1/12/2019	189,974	192,586
Continental Airlines Pass Through Trust, Series 2012-B, Class B, 6.25%, 4/11/2020	1,094,985	1,124,582
Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.05%, 11/1/2020	26,967	28,283
Continental Airlines, Inc., Series 2012-2-B, Class B, 5.50%, 10/29/2020	118,052	121,446
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, 6.88%, 5/7/2019 (a)	282,840	289,204
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	305,424	332,913
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	274,352	302,155
Delta Air Lines Pass Through Trust, Series 2015-1, 4.25%, 7/30/2023	96,066	96,015
Doric Nimrod Air Alpha Limited Pass Through Trust, Series 2013-1, Class B, 6.13%, 11/30/2019 (a)	561,155	573,079
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class B, 6.50%, 5/30/2021 (a)	294,510	299,898
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	2,123,472	2,211,284
Doric Nimrod Air Finance Alpha Limited Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	2,169,130	2,212,675
FTI Consulting, Inc., 6.00%, 11/15/2022	3,848,000	3,949,010
General Electric Company, MTN, 2.82%, 8/15/2036 (3MO LIBOR + 48BPS)(b)	250,000	206,887
General Electric Company, Series D, 5.00%, 12/29/2049	1,510,000	1,487,894
Hainan Airlines Hong Kong Company Ltd., 3.63%, 2/7/2020	2,520,000	2,500,883
Huron Consulting Group, Inc., 1.25%, 10/1/2019	2,000,000	1,892,080
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	1,532,388	1,501,740
Layne Christensen Company, 4.25%, 11/15/2018 (c)	8,917,000	8,961,585
Macquarie Infrastructure Corporation, 2.88%, 7/15/2019 (c)	3,000,000	2,985,024
Oshkosh Corporation, 5.38%, 3/1/2025	1,525,000	1,582,187
Spirit Airlines Pass Through Trust, Series 2015-1, B, 4.45%, 4/1/2024	499,775	500,687
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	173,947	175,487
United Airlines Pass Through Trust, Series 2017-1, Class A, 6.64%, 7/2/2022	899,385	947,727
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	697,503	701,141

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/2019	$1,633,202	$1,718,945
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,151,205	1,215,753
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	529,755	543,819
		51,206,429
Information Technology — 6.47%
Alliance Data Systems Corporation, 5.88%, 11/1/2021 (a)	5,000,000	5,112,500
Alliance Data Systems Corporation, 5.38%, 8/1/2022 (a)	3,478,000	3,509,302
Broadcom Corporation, 2.70%, 11/1/2018	1,394,000	1,391,377
Dell, Inc., 5.88%, 6/15/2021 (a)	580,000	595,392
Flex Ltd., 4.63%, 2/15/2020	264,000	268,138
Ingram Micro, Inc., 5.00%, 8/10/2022	2,000,000	1,981,540
Leidos Holdings, Inc., 4.45%, 12/1/2020	3,775,000	3,834,117
NXP Funding LLC, 4.13%, 6/1/2021 (a)	1,550,000	1,557,796
Qorvo, Inc., 7.00%, 12/1/2025	1,350,000	1,468,125
Sanmina Corporation, 4.38%, 6/1/2019 (a)	50,000	50,187
Seagate HDD Cayman, 4.25%, 3/1/2022 (a)	800,000	800,214
		20,568,688
Materials — 5.71%
INVISTA Finance LLC, 4.25%, 10/15/2019	315,000	317,362
INVISTA Finance LLC, 4.25%, 10/15/2019 (a)	11,228,000	11,312,210
Kinross Gold Corporation, 5.13%, 9/1/2021	1,175,000	1,220,167
Methanex Corporation, 3.25%, 12/15/2019	200,000	199,112
Sociedad Quimica y Minera de Chile SA, 5.50%, 4/21/2020	900,000	933,750
SSR Mining, Inc., 2.88%, 2/1/2033	1,500,000	1,491,562
Standard Industries, Inc., 5.38%, 11/15/2024 (a)	500,000	497,650
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	2,131,000	2,168,293
		18,140,106
Real Estate — 3.64%
MPT Operating Partnership LP, 6.38%, 3/1/2024	5,475,000	5,776,125
Sabra Capital Corporation, 5.50%, 2/1/2021	3,268,000	3,314,977
Spirit Realty Capital, Inc., 2.88%, 5/15/2019 (c)	2,500,000	2,480,035
		11,571,137
Telecommunication Services — 2.62%
Hughes Satellite Systems Corporation, 6.50%, 6/15/2019	7,581,000	7,761,049
Sprint Spectrum, L.P., 3.36%, 3/20/2023 (a)	568,750	567,328
		8,328,377
Utilities — 2.80%
Dominion Energy, Inc., Series 6, Class A, 5.16%, 6/30/2066 (3MO LIBOR + 282.50bps)(b)	100,000	96,750
Dominion Energy, Inc., Series 6, Class B, 4.63%, 9/30/2066 (3MO LIBOR + 230bps)(b)	2,018,000	1,947,370
Origin Energy Finance Ltd., 3.50%, 10/9/2018 (a)	1,900,000	1,900,279
PPL Capital Funding, Inc., Series A, 5.00%, 3/30/2067 (3MO LIBOR + 266.50bps)(b)	5,015,000	4,944,539
		8,888,938
Total Corporate Bonds and Notes
(Cost $298,170,799)		296,688,629

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
PREFERRED STOCKS — 0.49%
Financials — 0.33%
Argo Group U.S., Inc., 6.50%	22,907	$582,067
Medley Capital Corporation, 6.13%	4,990	122,510
Medley LLC, 6.88%	4,000	96,200
THL Credit, Inc., 6.75%	2,000	50,840
Triangle Capital Corporation, 6.38%	4,000	100,960
TriplePoint Venture Growth BDC Corporation, 5.75%	4,000	101,600
		1,054,177
Industrials — 0.16%
Seaspan Corporation, 6.38%	20,000	504,800

Total Preferred Stocks
(Cost $1,562,968)		1,558,977

	Principal Amount
MUNICIPAL BONDS — 0.02%
New Jersey — 0.02%
New Jersey Transportation Trust Fund Authority, Revenue, Series B, 1.76%, 12/15/2018	$50,000	49,804

Total Municipal Bonds
(Cost $49,817)		49,804

SECURITIZED DEBT OBLIGATIONS — 2.17%
Mortgage Backed Securities — 0.01%
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042	20,253	19,680

Asset Backed Securities — 2.16%
Apollo Aviation Securitization Equity Trust, Series 2016-1, Class A, 4.88%, 3/17/2036 (a)	362,096	369,029
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (a)	500,000	492,870
Cronos Containers Program Ltd., Series 2013-1A, Class A, 3.08%, 4/18/2028 (a)	983,250	968,637
Dell Equipment Finance Trust, Series 2016-1, Class D, 3.24%, 7/22/2022 (a)	300,000	300,399
ECAF I Limited, Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	1,492,301	1,514,444
Emerald Aviation Finance Limited, 4.65%, 10/15/2038 (a)	527,542	529,516
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	429,337	427,947
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021 (a)	100,000	99,704
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (a)	320,087	314,896
Spirit Master Funding, LLC, Series 2014-4A, Class A1, 3.50%, 1/20/2045 (a)	996,562	996,128
Virgin Australia Pass Through Trust, Series 2013-1, Class A, 5.00%, 10/23/2023 (a)	351,397	357,682
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	500,000	492,512
		6,863,764
Total Securitized Debt Obligations
(Cost $6,904,288)		6,883,444

COMMERCIAL PAPER — 2.18%
AT&T, Inc., 3.00%, 5/30/2019 (d)	2,000,000	1,951,857
Catholic Health Initiatives, 2.75%, 8/29/2018 (d)	3,000,000	2,995,174

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Catholic Health Initiatives, 2.85%, 9/10/2018 (d)	$1,000,000	$997,680
Entergy Corporation, 2.59%, 8/08/2018 (d)	1,000,000	999,497

Total Commercial Paper
(Cost $6,941,108)		6,944,208
Total Investments — 98.17%
(Cost $313,628,980)		312,125,062
Other Assets in Excess of Liabilities — 1.83%		5,820,690
Net Assets — 100.00%		$317,945,752

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating rate security. Rate disclosed is as of July 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.

(c)	Convertible bond.

(d)	Rate disclosed is the yield to maturity at time of purchase.

BDC – Business Development Company

MTN – Medium Term Note

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

July 31, 2018
(Unaudited)

	Shares	Fair Value
INVESTMENT COMPANIES — 99.13%
Open-End Funds — 99.13% (a)
Income Funds — 28.98%
Yorktown Capital Income Fund, Institutional Class	187,150	$7,749,900

Growth Funds — 31.68%
Yorktown Growth Fund, Institutional Class	452,005	8,470,580

Mid Cap Funds — 17.29%
Yorktown Mid Cap Fund, Institutional Class	417,401	4,624,803

Small Cap Funds — 21.18%
Yorktown Small Cap Fund, Institutional Class	468,078	5,663,747
Total Investment Companies
(Cost $17,110,228)		26,509,030
Other Assets in Excess of Liabilities — 0.87%		232,041
Net Assets — 100.00%		$26,741,071

(a)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS

July 31, 2018
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.03%
Consumer Discretionary — 20.34%
Children's Place, Inc. (The)	4,934	$606,389
Choice Hotels International, Inc.	9,259	718,498
Conn's, Inc.(a)	22,051	747,529
Cracker Barrel Old Country Store, Inc.	4,690	687,062
Eldorado Resorts, Inc.(a)	8,223	352,356
Golden Entertainment, Inc.(a)	15,898	494,905
Ollie's Bargain Outlet Holdings, Inc.(a)	7,736	537,652
Shake Shack, Inc., Class A(a)	4,280	266,772
Tile Shop Holdings, Inc.	40,424	335,519
Wingstop, Inc.	10,660	526,071
ZAGG, Inc.(a)	15,776	235,062
		5,507,815
Financials — 14.12%
Charter Financial Corporation	22,509	508,478
First American Financial Corporation	20,101	1,125,656
Independent Bank Group, Inc.	6,396	429,172
LPL Financial Holdings, Inc.	9,746	646,062
Main Street Capital Corporation - BDC	10,538	415,724
Morningstar, Inc.	5,299	699,468
		3,824,560
Health Care — 14.61%
ABIOMED, Inc.(a)	3,046	1,079,898
Cantel Medical Corporation	6,091	564,697
Enanta Pharmaceuticals, Inc.(a)	5,482	534,605
Inogen, Inc.(a)	4,873	970,945
LeMaitre Vascular, Inc.	8,500	306,000
Sinovac Biotech Ltd.(a)	68,292	499,215
		3,955,360
Industrials — 10.90%
Douglas Dynamics, Inc.	10,355	508,431
Granite Construction, Inc.	10,355	558,652
Mueller Industries, Inc.	21,320	705,905
NV5 Global, Inc.(a)	11,817	889,820
TriNet Group, Inc.(a)	5,360	288,636
		2,951,444
Information Technology — 27.93%
Electro Scientific Industries, Inc.(a)	26,558	478,841
Fabrinet(a)	16,568	648,140
GrubHub, Inc.(a)	9,502	1,158,199
Hackett Group, Inc. (The)	41,944	756,250
Ichor Holdings Ltd.(a)	16,873	354,333
Mesa Laboratories, Inc.	3,777	763,823
Novanta, Inc.(a)	9,381	584,905
Paycom Software, Inc.(a)	11,147	1,184,369
SMART Global Holdings, Inc.(a)	15,228	464,911
TechTarget, Inc.(a)	12,853	365,282
TTM Technologies, Inc.(a)	31,187	541,406
Ultra Clean Holdings, Inc.(a)	19,614	263,220
		7,563,679
Materials — 1.54%
Schweitzer-Mauduit International, Inc.	10,051	417,016

Real Estate — 1.42%
Getty Realty Corporation	13,462	385,686

Utilities — 4.17%
Chesapeake Utilities Corporation	7,370	617,974
New Jersey Resources Corporation	11,086	512,728
		1,130,702
Total Common Stocks
(Cost $22,472,712)		25,736,262
Other Assets in Excess of Liabilities — 4.97%		1,345,091
Net Assets — 100.00%		$27,081,353

(a)	Non-income producing security.

BDC – Business Development Company

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS

July 31, 2018
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 94.96%
Consumer Discretionary — 12.72%
Advance Auto Parts, Inc.	6,975	$985,079
Michaels Companies, Inc. (The)(a)	23,000	469,430
Newell Brands, Inc.	29,500	772,605
Signet Jewelers Ltd.	3,400	196,316
Strayer Education, Inc.	2,103	247,818
Tapestry, Inc.	18,400	867,008
		3,538,256
Consumer Staples — 2.33%
Kroger Company (The)	22,400	649,600

Energy — 12.95%
Antero Resources Corporation(a)	36,900	757,926
Devon Energy Corporation	25,000	1,125,250
EQT Corporation	15,150	752,652
Plains GP Holdings LP, Class A	22,350	542,881
Weatherford International plc(a)	125,000	423,750
		3,602,459
Financials — 19.99%
Ally Financial, Inc.	48,900	1,308,564
Brighthouse Financial, Inc.(a)	24,200	1,051,006
E*TRADE Financial Corporation(a)	2,750	164,478
Lincoln National Corporation	14,765	1,005,496
SLM Corporation(a)	72,000	812,880
SVB Financial Group(a)	600	184,728
Voya Financial, Inc.	20,450	1,033,134
		5,560,286
Health Care — 21.61%
AmerisourceBergen Corporation	14,457	1,183,016
DaVita, Inc.(a)	18,330	1,288,233
Mylan N.V.(a)	28,600	1,067,066
Perrigo Company plc	14,425	1,161,501
Quest Diagnostics, Inc.	1,800	193,896
Zimmer Biomet Holdings, Inc.	8,900	1,117,128
		6,010,840
Industrials — 9.61%
AECOM(a)	30,300	1,016,868
MSC Industrial Direct Company, Inc., Class A	11,000	930,930
NN, Inc.	33,729	725,173
		2,672,971
Information Technology — 8.36%
CommScope Holding Company, Inc.(a)	22,000	706,420
Hewlett Packard Enterprise Company	65,450	1,010,548
Keysight Technologies, Inc.(a)	6,000	348,000
Motorola Solutions, Inc.	2,150	260,795
		2,325,763
Materials — 5.27%
Freeport-McMoRan, Inc.	23,800	392,700
Reliance Steel & Aluminum Company	11,900	1,073,380
		1,466,080
Telecommunication Services — 2.12%
CenturyLink, Inc.	31,500	591,255

Total Common Stocks
(Cost $24,739,317)		26,417,510
Other Assets in Excess of Liabilities — 5.04%		1,402,354
Net Assets — 100.00%		$27,819,864

(a)	Non-income producing security.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2018
(Unaudited)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $43,254,048, $30,083,643, $712,789,257 and $313,628,980)	$61,503,707	$32,490,606	$730,768,441	$312,125,062
Investments in affiliated issuers at value (identified cost of $—, $—, $21,341,361 and $— respectively)	—	—	24,685,641	—
Total investments	61,503,707	32,490,606	755,454,082	312,125,062
Cash	449,683	300,112	11,677,128	1,771,082
Foreign currencies, at value (cost $19,629, $2,931, $— and $— respectively)	19,638	2,931	—	—
Dividends and interest receivable	12,371	151,262	7,304,880	3,924,398
Receivable for securities sold	—	—	3,447,120	—
Reclaims receivable	36,665	21,510	—	—
Receivable for shareholder purchases	1,568	2,322	474,371	1,400,763
Other assets	26,868	26,414	64,565	62,866
Total assets	62,050,500	32,995,157	778,422,146	319,284,171

Liabilities:
Payable for shareholder redemptions	102,909	132,031	1,117,213	209,644
Payable for securities purchased	—	—	2,158,028	768,205
Accrued distribution fees	23,213	11,323	351,468	130,054
Accrued advisory fees	53,321	16,890	263,260	191,111
Accrued accounting service and transfer agent fees	11,852	9,709	82,396	15,795
Other accrued expenses	11,571	7,623	106,308	23,610
Total liabilities	202,866	177,576	4,078,673	1,338,419

Net assets	$61,847,634	$32,817,581	$774,343,473	$317,945,752

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Class A: Shares outstanding	643,075	107,633	11,976,744	4,634,835
Net assets	$11,449,030	$4,346,232	$125,249,244	$18,202,761
Net asset value per share	$17.80	$40.38	$10.46	$3.93
Maximum offering price per share (Note 2)	$18.89	$42.84	$11.10	$4.02
Class L: Shares outstanding	1,798,530	315,021	32,679,664	43,083,754
Net assets	$27,017,847	$12,245,186	$322,940,283	$154,814,627
Net asset value per share	$15.02	$38.87	$9.88	$3.59
Class C: Shares outstanding			2,558,072
Net assets			$24,825,005
Net asset value per share			$9.70
Institutional Class: Shares outstanding	1,247,737	391,848	27,512,984	34,656,285
Net assets	$23,380,757	$16,226,163	$301,328,941	$144,928,364
Net asset value per share	$18.74	$41.41	$10.95	$4.18

Net assets consist of:
Paid-in capital	$32,421,415	$24,776,941	$887,037,058	$320,584,281
Undistributed net investment income (loss)	(330,797)	93,582	2,753,136	553,883
Accumulated net realized gain (loss) from security transactions	11,506,585	5,539,995	(136,770,185)	(1,688,494)
Unrealized appreciation (depreciation) on investments	18,250,431	2,407,063	21,323,464	(1,503,918)

Net assets applicable to outstanding shares of beneficial interest	$61,847,634	$32,817,581	$774,343,473	$317,945,752

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $—, $22,472,712 and $24,739,317 respectively)	$—	$25,736,262	$26,417,510
Investments in affiliated issuers at value (identified cost of $17,110,228, $— and $— respectively)	26,509,030	—	—
Total investments	26,509,030	25,736,262	26,417,510
Cash	259,513	1,296,962	1,436,628
Dividends and interest receivable	205	29,117	21,414
Receivable for shareholder purchases	—	15,000	—
Other assets	22,025	28,311	29,967
Total assets	26,790,773	27,105,652	27,905,519

Liabilities:
Payable for shareholder redemptions	17,196	—	62,500
Accrued distribution fees	9,159	656	758
Accrued advisory fees	6,871	10,050	8,393
Accrued accounting service and transfer agent fees	9,242	7,529	7,487
Other accrued expenses	7,234	6,064	6,517
Total liabilities	49,702	24,299	85,655

Net assets	$26,741,071	$27,081,353	$27,819,864

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Class A: Shares outstanding	183,434	5,598	20,197
Net assets	$5,412,359	$67,376	$222,442
Net asset value per share	$29.51	$12.04	$11.01
Maximum offering price per share (Note 2)	$31.31	$12.77	$11.68
Class L: Shares outstanding	307,676	63,619	78,854
Net assets	$8,509,967	$752,750	$856,068
Net asset value per share	$27.66	$11.83	$10.86
Institutional Class: Shares outstanding	407,050	2,171,091	2,413,352
Net assets	$12,818,745	$26,261,227	$26,741,354
Net asset value per share	$31.49	$12.10	$11.08

Net assets consist of:
Paid-in capital	$14,572,781	$23,923,871	$25,039,617
Undistributed net investment income (loss)	(85,896)	970	(6,928)
Accumulated net realized gain (loss) from security transactions	2,855,384	(107,038)	1,108,982
Unrealized appreciation (depreciation) on investments	9,398,802	3,263,550	1,678,193

Net assets applicable to outstanding shares of beneficial interest	$26,741,071	$27,081,353	$27,819,864

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended July 31, 2018
(Unaudited)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $62,201, $76,153, $33,685 and $— respectively)	$483,358	$723,210	$8,270,343	$50,199
Interest (net of foreign taxes withheld of $—, $1,057, $1,568 and $—)	6,360	108,678	14,855,541	5,081,824
Total income	489,718	831,888	23,125,884	5,132,023
Expenses
Investment advisory fees	317,767	108,468	1,542,534	953,474
Distribution fees
Class A	—	6,537	335,198	—
Class L	141,871	66,359	1,709,929	692,548
Class C			108,157
Transfer agent fees	37,222	26,193	362,020	79,024
Accounting service fees	33,009	31,630	73,253	41,573
Registration fees	16,309	13,769	30,833	32,014
Professional fees	10,024	8,168	57,093	22,016
Custodial fees	9,077	6,561	41,893	16,035
Shareholder reports	4,976	2,499	56,692	6,412
Trustee fees	2,785	1,622	32,830	9,292
Insurance	2,024	1,140	24,651	5,932
Miscellaneous	11,037	8,089	71,764	43,864
Total operating expenses	586,101	281,035	4,446,847	1,902,184
Recoupment of prior expenses waived by investment adviser	—	—	—	2,527
Net operating expenses	586,101	281,035	4,446,847	1,904,711
Net investment income (loss)	(96,383)	550,853	18,679,037	3,227,312
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	5,951,787	1,872,586	(6,996,551)	81,919
Net realized gain from security transactions in affiliated issuers	—	—	86,972	—
Change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	(8,293,147)	(4,010,477)	(10,842,491)	(1,841,408)
Change in unrealized appreciation (depreciation) on investments in affiliated issuers	—	—	207,432	—
Net realized and change in unrealized gain (loss) on investments	(2,341,360)	(2,137,891)	(17,544,638)	(1,759,489)
Net increase (decrease) in net assets resulting from operations	$(2,437,743)	$(1,587,038)	$1,134,399	$1,467,823

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $—, $43 and $— respectively)	$—	$130,847	$138,237
Dividends from affiliated issuers	123,289	—	—
Interest	2,283	8,170	8,780
Total income	125,572	139,017	147,017
Expenses
Investment advisory fees	40,535	105,554	136,864
Distribution fees
Class A	7,110	46	260
Class L	82,215	3,096	3,959
Transfer agent fees	27,085	16,857	18,385
Accounting service fees	31,121	30,854	30,968
Registration fees	16,661	24,050	25,142
Professional fees	7,485	6,580	6,726
Custodial fees	3,671	380	737
Shareholder reports	2,565	430	727
Trustee fees	1,161	900	998
Insurance	877	652	662
Miscellaneous	4,969	6,042	5,204
Total operating expenses	225,455	195,441	230,632
Less expenses waived by investment adviser	—	(57,394)	(76,687)
Net operating expenses	225,455	138,047	153,945
Net investment income (loss)	(99,883)	970	(6,928)
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	—	(276,353)	755,986
Net realized gain from security transactions in affiliated issuers	76,043	—	—
Change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	—	1,454,009	(536,155)
Change in unrealized appreciation (depreciation) on investments in affiliated issuers	(710,823)	—	—
Net realized and change in unrealized gain (loss) on investments	(634,780)	1,177,656	219,831
Net increase (decrease) in net assets resulting from operations	$(734,663)	$1,178,626	$212,903

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund		Capital Income Fund
	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(96,383)	$(318,906)	$550,853	$584,597
Net realized gain from security transactions	5,951,787	6,688,834	1,872,586	8,217,326
Change in unrealized appreciation (depreciation) on investments	(8,293,147)	9,896,705	(4,010,477)	(1,792,027)
Net increase (decrease) in net assets resulting from operations	(2,437,743)	16,266,633	(1,587,038)	7,009,896

Distributions:
From net investment income:
Class A	—	—	(71,200)	(151,070)
Class L	—	—	(136,401)	(269,000)
Institutional Class	—	—	(257,595)	(529,032)
	—	—	(465,196)	(949,102)
From realized gain on security transactions:
Class A	—	(898,289)	—	(858,787)
Class L	—	(2,166,212)	—	(2,035,374)
Institutional Class	—	(1,274,089)	—	(2,538,596)
	—	(4,338,590)	—	(5,432,757)

Capital Transactions — Class A:
Proceeds from shares sold	1,002,090	972,211	12,642	486,038
Reinvestment of distributions	—	893,455	69,239	980,714
Amount paid for shares redeemed	(4,000,295)	(17,549,590)	(1,371,682)	(2,780,125)
Total Class A	(2,998,205)	(15,683,924)	(1,289,801)	(1,313,373)
Capital Transactions — Class L:
Proceeds from shares sold	772,477	1,633,320	152,403	1,089,334
Reinvestment of distributions	—	2,089,843	133,632	2,286,330
Amount paid for shares redeemed	(3,522,509)	(4,621,555)	(2,040,861)	(4,257,147)
Total Class L	(2,750,032)	(898,392)	(1,754,826)	(881,483)
Capital Transactions — Institutional Class:
Proceeds from shares sold	3,013,544	14,463,926	1,334,381	3,034,429
Reinvestment of distributions	—	724,987	241,933	1,623,636
Amount paid for shares redeemed	(1,756,002)	(3,875,175)	(3,426,043)	(5,766,169)
Total Institutional Class	1,257,542	11,313,738	(1,849,729)	(1,108,104)
Net decrease in net assets resulting from capital share transactions	(4,490,695)	(5,268,578)	(4,894,356)	(3,302,960)
Total increase (decrease) in net assets	(6,928,438)	6,659,465	(6,946,590)	(2,674,923)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Capital Income Fund
	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018
	(Unaudited)		(Unaudited)
Net Assets
Beginning of period	$68,776,072	$62,116,607	$39,764,171	$42,439,094
End of period	$61,847,634	$68,776,072	$32,817,581	$39,764,171
Undistributed net investment income (loss)	$(330,797)	$(234,414)	$93,582	$7,925
Share Transactions — Class A:
Shares sold	56,067	56,151	307	10,762
Shares issued in reinvestment of distributions	—	51,975	1,741	23,778
Shares redeemed	(225,034)	(1,013,219)	(33,907)	(63,525)
Total Class A	(168,967)	(905,093)	(31,859)	(28,985)
Share Transactions — Class L:
Shares sold	51,266	111,137	3,879	25,498
Shares issued in reinvestment of distributions	—	143,140	3,490	57,725
Shares redeemed	(232,407)	(316,666)	(51,976)	(98,039)
Total Class L	(181,141)	(62,389)	(44,607)	(14,816)
Share Transactions — Institutional Class:
Shares sold	159,008	783,552	31,869	69,867
Shares issued in reinvestment of distributions	—	40,077	5,934	38,402
Shares redeemed	(95,865)	(216,224)	(82,737)	(126,183)
Total Institutional Class	63,143	607,405	(44,934)	(17,914)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$18,679,037	$43,090,735	$3,227,312	$4,235,761
Net realized gain (loss) from security transactions	(6,909,579)	9,814,233	81,919	576,200
Change in unrealized appreciation (depreciation) on investments	(10,635,059)	21,875,470	(1,841,408)	(219,168)
Net increase in net assets resulting from operations	1,134,399	74,780,438	1,467,823	4,592,793

Distributions:
From net investment income:
Class A	(2,800,801)	(8,985,352)	(246,574)	(311,938)
Class L	(6,640,270)	(21,573,376)	(1,881,380)	(1,628,121)
Class C	(444,673)	(734,735)
Institutional Class	(6,328,482)	(15,053,313)	(1,938,816)	(1,563,313)
	(16,214,226)	(46,346,776)	(4,066,770)	(3,503,372)

Capital Transactions — Class A:
Proceeds from shares sold	6,896,870	22,988,001	11,916,614	7,677,347
Reinvestment of distributions	2,274,026	7,035,635	199,607	235,508
Amount paid for shares redeemed	(26,827,994)	(46,688,307)	(4,660,247)	(7,308,270)
Total Class A	(17,657,098)	(16,664,671)	7,455,974	604,585
Capital Transactions — Class L:
Proceeds from shares sold	17,919,015	61,160,834	72,712,714	114,709,231
Reinvestment of distributions	5,879,042	18,886,903	1,797,412	1,522,085
Amount paid for shares redeemed	(62,000,429)	(94,521,224)	(38,207,099)	(37,204,394)
Total Class L	(38,202,372)	(14,473,487)	36,303,027	79,026,922
Capital Transactions — Class C:
Proceeds from shares sold	6,785,518	12,728,415
Reinvestment of distributions	251,745	425,651
Amount paid for shares redeemed	(961,835)	(702,596)
Total Class C	6,075,428	12,451,470
Capital Transactions — Institutional Class:
Proceeds from shares sold	79,309,500	105,008,670	79,915,527	88,614,826
Reinvestment of distributions	5,188,017	12,531,426	1,865,752	1,337,103
Amount paid for shares redeemed	(51,884,387)	(71,963,992)	(32,158,437)	(39,723,987)
Total Institutional Class	32,613,130	45,576,104	49,622,842	50,227,942
Net increase (decrease) in net assets resulting from capital share transactions	(17,170,912)	26,889,416	93,381,843	129,859,449
Total increase (decrease) in net assets	(32,250,739)	55,323,078	90,782,896	130,948,870

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018
	(Unaudited)		(Unaudited)
Net Assets
Beginning of period	$806,594,212	$751,271,134	$227,162,856	$96,213,986
End of period	$774,343,473	$806,594,212	$317,945,752	$227,162,856
Undistributed net investment income	$2,753,136	$288,325	$553,883	$1,393,341
Share Transactions — Class A:
Shares sold	664,282	2,195,357	3,030,481	1,939,031
Shares issued in reinvestment of distributions	219,476	673,597	50,772	59,459
Shares redeemed	(2,580,000)	(4,459,108)	(1,184,122)	(1,839,752)
Total Class A	(1,696,242)	(1,590,154)	1,897,131	158,738
Share Transactions — Class L:
Shares sold	1,821,580	6,164,384	20,171,167	31,551,135
Shares issued in reinvestment of distributions	600,227	1,907,890	499,009	418,561
Shares redeemed	(6,301,048)	(9,521,888)	(10,604,574)	(10,234,945)
Total Class L	(3,879,241)	(1,449,614)	10,065,602	21,734,751
Share Transactions — Class C:
Shares sold	702,346	1,303,738
Shares issued in reinvestment of distributions	26,162	43,652
Shares redeemed	(99,241)	(71,795)
Total Class C	629,267	1,275,595
Share Transactions — Institutional Class:
Shares sold	7,271,604	9,590,575	19,071,472	21,010,834
Shares issued in reinvestment of distributions	478,034	1,147,267	445,759	317,458
Shares redeemed	(4,765,630)	(6,553,253)	(7,673,856)	(9,433,046)
Total Institutional Class	2,984,008	4,184,589	11,843,375	11,895,246

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(99,883)	$(252,684)	$970	$(3,573)
Net realized gain (loss) from security transactions	76,043	5,503,562	(276,353)	3,413,899
Change in unrealized appreciation (depreciation) on investments	(710,823)	(527,455)	1,454,009	(996,426)
Net increase (decrease) in net assets resulting from operations	(734,663)	4,723,423	1,178,626	2,413,900

Distributions:
From net investment income:
Class A	—	(42,716)	—	—
Class L	—	(5,874)	—	—
Institutional Class	—	(16,713)	—	—
	—	(65,303)	—	—
From realized gain on security transactions:
Class A	—	(1,023,861)	—	(1,977)
Class L	—	(3,436,374)	—	(50,849)
Institutional Class	—	(317,690)	—	(2,966,417)
	—	(4,777,925)	—	(3,019,243)

Capital Transactions — Class A:
Proceeds from shares sold	138,751	395,893	57,957	20,687
Reinvestment of distributions	—	1,022,264	—	1,977
Amount paid for shares redeemed	(725,451)	(1,736,096)	(25,038)	(7)
Total Class A	(586,700)	(317,939)	32,919	22,657
Capital Transactions — Class L:
Proceeds from shares sold	238,535	1,441,414	246,717	319,451
Reinvestment of distributions	—	3,408,253	—	50,849
Amount paid for shares redeemed	(11,161,328)	(6,691,774)	(6,978)	(7,272)
Total Class L	(10,922,793)	(1,842,107)	239,739	363,028
Capital Transactions — Institutional Class:
Proceeds from shares sold	10,843,300	1,075,803	3,583,769	1,619,089
Reinvestment of distributions	—	321,015	—	2,966,417
Amount paid for shares redeemed	(570,885)	(1,013,743)	(75,923)	(51,909)
Total Institutional Class	10,272,415	383,075	3,507,846	4,533,597
Net increase (decrease) in net assets resulting from capital share transactions	(1,237,078)	(1,776,971)	3,780,504	4,919,282
Total increase (decrease) in net assets	(1,971,741)	(1,896,776)	4,959,130	4,313,939

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018
	(Unaudited)		(Unaudited)
Net Assets
Beginning of year	$28,712,812	$30,609,588	$22,122,223	$17,808,284
End of year	$26,741,071	$28,712,812	$27,081,353	$22,122,223
Undistributed net investment income (loss)	$(85,896)	$13,987	$970	$—
Share Transactions — Class A:
Shares sold	4,729	12,425	4,702	1,862
Shares issued in reinvestment of distributions	—	35,558	—	184
Shares redeemed	(24,576)	(55,264)	(2,189)	(1)
Total Class A	(19,847)	(7,281)	2,513	2,045
Share Transactions — Class L:
Shares sold	8,620	48,284	21,273	27,062
Shares issued in reinvestment of distributions	—	126,790	—	4,784
Shares redeemed	(399,436)	(222,417)	(611)	(632)
Total Class L	(390,816)	(47,343)	20,662	31,214
Share Transactions — Institutional Class:
Shares sold	340,987	33,439	295,376	138,324
Shares issued in reinvestment of distributions	—	10,459	—	274,923
Shares redeemed	(18,254)	(30,491)	(6,507)	(4,426)
Total Institutional Class	322,733	13,407	288,869	408,821

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Mid Cap Fund
	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018
	(Unaudited)
Operations:
Net investment loss	$(6,928)	$(13,862)
Net realized gain from security transactions	755,986	696,458
Change in unrealized appreciation (depreciation) on investments	(536,155)	1,350,274
Net increase in net assets resulting from operations	212,903	2,032,870

Distributions:
From realized gain on security transactions:
Class A	—	(2,991)
Class L	—	(12,238)
Institutional Class	—	(353,662)
	—	(368,891)

Capital Transactions — Class A:
Proceeds from shares sold	33,153	170,166
Reinvestment of distributions	—	2,991
Amount paid for shares redeemed	(1,113)	(171)
Total Class A	32,040	172,986
Capital Transactions — Class L:
Proceeds from shares sold	110,404	719,708
Reinvestment of distributions	—	9,379
Amount paid for shares redeemed	(38,324)	(65,798)
Total Class L	72,080	663,289
Capital Transactions — Institutional Class:
Proceeds from shares sold	776,922	6,527,816
Reinvestment of distributions	—	80,709
Amount paid for shares redeemed	(2,621,973)	(498,644)
Issued in connection with Fund merger (Note 9)	4,776,872	—
Total Institutional Class	2,931,821	6,109,881
Net increase in net assets resulting from capital share transactions	3,035,941	6,946,156
Total increase in net assets	3,248,844	8,610,135

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Mid Cap Fund
	For the Six Months Ended July 31, 2018	For the Year Ended January 31, 2018
	(Unaudited)
Net Assets
Beginning of year	$24,571,020	$15,960,885
End of year	$27,819,864	$24,571,020
Undistributed net investment loss	$(6,928)	$—
Share Transactions — Class A:
Shares sold	3,165	16,267
Shares issued in reinvestment of distributions	—	285
Shares redeemed	(102)	(16)
Total Class A	3,063	16,536
Share Transactions — Class L:
Shares sold	10,309	68,556
Shares issued in reinvestment of distributions	—	902
Shares redeemed	(3,638)	(6,451)
Total Class L	6,671	63,007
Share Transactions — Institutional Class:
Shares sold	94,189	607,547
Shares issued in reinvestment of distributions	—	7,650
Shares redeemed	(174,108)	(47,721)
Issued in connection with Fund merger (Note 9)	438,961	—
Total Institutional Class	359,042	567,476

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$18.40		$15.18	$13.11	$14.35	$13.99	$11.50
Income from investment operations
Net investment income (loss)(1),(2)	0.01		— (3)	(0.02)	0.03	(0.02)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.61)		4.38	2.23	(0.88)	0.38	2.54
Total income (loss) from investment operations	(0.60)		4.38	2.21	(0.85)	0.36	2.49

Distributions
From net realized gain on security transactions	—		(1.16)	(0.14)	(0.39)	—	—
Total distributions	—		(1.16)	(0.14)	(0.39)	—	—
Net asset value, end of year/period	$17.80		$18.40	$15.18	$13.11	$14.35	$13.99

Total return (excludes sales charge)	(3.26	)%(4)	29.38%	16.88%	(6.18)%	2.57%	21.65%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,449		$14,943	$26,070	$27,046	$29,343	$27,745
Ratio of expenses to average net assets(5)	1.40	%(6)	1.40%	1.44%	1.38%	1.38%	1.45%
Ratio of net investment income (loss) to average net assets	0.16	%(6)	(0.01)%	(0.11)%	0.21%	(0.15)%	(0.38)%
Portfolio turnover rate	30	%(4)	33%	37%	47%	60%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$15.60		$13.15	$11.49	$12.75	$12.55	$10.42
Income from investment operations
Net investment loss(1),(2)	(0.06)		(0.15)	(0.14)	(0.10)	(0.15)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.52)		3.76	1.94	(0.77)	0.35	2.29
Total income (loss) from investment operations	(0.58)		3.61	1.80	(0.87)	0.20	2.13

Distributions
From net realized gain on security transactions	—		(1.16)	(0.14)	(0.39)	—	—
Total distributions	—		(1.16)	(0.14)	(0.39)	—	—
Net asset value, end of year/period	$15.02		$15.60	$13.15	$11.49	$12.75	$12.55

Total return	(3.72	)%(3)	28.04%	15.69%	(7.12)%	1.59%	20.44%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$27,018		$30,890	$26,852	$28,196	$34,911	$33,954
Ratio of expenses to average net assets(4)	2.40	%(5)	2.40%	2.44%	2.38%	2.38%	2.45%
Ratio of net investment loss to average net assets	(0.85	)%(5)	(1.05)%	(1.11)%	(0.79)%	(1.15)%	(1.38)%
Portfolio turnover rate	30	%(3)	33%	37%	47%	60%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,				For the Period Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$19.37		$15.93	$13.75	$15.03	$14.65	$13.00
Income from investment operations
Net investment income (loss)(1),(2)	0.01		(0.02)	(0.02)	0.03	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.64)		4.62	2.34	(0.92)	0.40	1.69
Total income (loss) from investment operations	(0.63)		4.60	2.32	(0.89)	0.38	1.65

Distributions
From net realized gain on security transactions	—		(1.16)	(0.14)	(0.39)	—	—
Total distributions	—		(1.16)	(0.14)	(0.39)	—	—
Net asset value, end of year/period	$18.74		$19.37	$15.93	$13.75	$15.03	$14.65

Total return	(3.25	)%(3)	29.38%	16.89%	(6.17)%	2.59%	12.69	%(3)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$23,381		$22,943	$9,194	$11,451	$7,744	$4,216
Ratio of expenses to average net assets(4)	1.40	%(5)	1.40%	1.44%	1.38%	1.38%	1.45	%(5)
Ratio of net investment income (loss) to average net assets	0.13	%(5)	(0.12)%	(0.11)%	0.21%	(0.15)%	(0.38	)%(5)
Portfolio turnover rate	30	%(3)	33%	37%	47%	60%	50	%(3)

*	Commencement of operations was June 1, 2013.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$42.59		$42.63	$38.80	$44.41	$43.49	$40.51
Income from investment operations
Net investment income(1),(2)	0.65		0.72	0.64	0.97	1.03	0.95
Net realized and unrealized gain (loss) on investments	(2.28)		7.03	5.13	(3.93)	1.23	3.29
Total income (loss) from investment operations	(1.63)		7.75	5.77	(2.96)	2.26	4.24

Distributions
From net investment income	(0.58)		(1.11)	(0.79)	(0.91)	(0.87)	(0.99)
From net realized gain on security transactions	—		(6.68)	(1.15)	(1.74)	(0.47)	(0.27)
Total distributions	(0.58)		(7.79)	(1.94)	(2.65)	(1.34)	(1.26)
Net asset value, end of year/period	$40.38		$42.59	$42.63	$38.80	$44.41	$43.49

Total return (excludes sales charge)	(3.81	)%(3)	19.21%	15.04%	(7.01)%	5.13%	10.51%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$4,346		$5,941	$7,182	$5,504	$5,559	$5,500
Ratio of expenses to average net assets(4)	1.40	%(5)	1.39%	1.77%	1.66%	1.61%	1.74%
Ratio of net investment income to average net assets	3.22	%(5)	1.61%	1.54%	2.23%	2.24%	2.23%
Portfolio turnover rate	21	%(3)	92%	67%	30%	28%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$41.01		$41.31	$37.70	$43.23	$42.40	$39.54
Income from investment operations
Net investment income(1),(2)	0.47		0.37	0.42	0.74	0.78	0.72
Net realized and unrealized gain (loss) on investments	(2.19)		6.80	4.96	(3.82)	1.19	3.22
Total income (loss) from investment operations	(1.72)		7.17	5.38	(3.08)	1.97	3.94

Distributions
From net investment income	(0.42)		(0.79)	(0.62)	(0.71)	(0.67)	(0.81)
From net realized gain on security transactions	—		(6.68)	(1.15)	(1.74)	(0.47)	(0.27)
Total distributions	(0.42)		(7.47)	(1.77)	(2.45)	(1.14)	(1.08)
Net asset value, end of year/period	$38.87		$41.01	$41.31	$37.70	$43.23	$42.40

Total return	(4.17	)%(3)	18.33%	14.42%	(7.45)%	4.59%	9.98%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,245		$14,750	$15,469	$9,364	$12,206	$10,417
Ratio of expenses to average net assets(4)	2.15	%(5)	2.14%	2.27%	2.16%	2.11%	2.24%
Ratio of net investment income to average net assets	2.45	%(5)	0.85%	1.04%	1.73%	1.74%	1.73%
Portfolio turnover rate	21	%(3)	92%	67%	30%	28%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$43.67		$43.52	$39.58	$45.22	$44.24	$41.15
Income from investment operations
Net investment income(1),(2)	0.71		0.85	0.87	1.21	1.28	1.19
Net realized and unrealized gain (loss) on investments	(2.34)		7.20	5.21	(4.00)	1.24	3.35
Total income (loss) from investment operations	(1.63)		8.05	6.08	(2.79)	2.52	4.54

Distributions
From net investment income	(0.63)		(1.22)	(0.99)	(1.11)	(1.07)	(1.18)
From net realized gain on security transactions	—		(6.68)	(1.15)	(1.74)	(0.47)	(0.27)
Total distributions	(0.63)		(7.90)	(2.14)	(2.85)	(1.54)	(1.45)
Net asset value, end of year/period	$41.41		$43.67	$43.52	$39.58	$45.22	$44.24

Total return	(3.71	)%(3)	19.55%	15.58%	(6.52)%	5.63%	11.09%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$16,226		$19,073	$19,788	$18,374	$19,971	$19,541
Ratio of expenses to average net assets(4)	1.15	%(5)	1.14%	1.27%	1.16%	1.11%	1.24%
Ratio of net investment income to average net assets	3.45	%(5)	1.86%	2.04%	2.73%	2.74%	2.73%
Portfolio turnover rate	21	%(3)	92%	67%	30%	28%	16%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.65		$10.26	$9.02	$10.69	$11.87	$12.24
Income from investment operations
Net investment income(1),(2)	0.25		0.58	0.72	0.78	0.88	0.83
Net realized and unrealized gain (loss) on investments	(0.22)		0.43	1.22	(1.65)	(1.25)	(0.41)
Total income (loss) from investment operations	0.03		1.01	1.94	(0.87)	(0.37)	0.42

Distributions
From net investment income	(0.22)		(0.62)	(0.70)	(0.80)	(0.81)	(0.79)
Total distributions	(0.22)		(0.62)	(0.70)	(0.80)	(0.81)	(0.79)
Net asset value, end of year/period	$10.46		$10.65	$10.26	$9.02	$10.69	$11.87

Total return (excludes sales charge)	0.30	%(3)	10.10%	22.19%	(8.78)%	(3.48)%	3.58%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$125,249		$145,651	$156,664	$140,412	$186,423	$226,003
Ratio of expenses to average net assets(4)	1.09	%(5)	1.11%	1.13%	1.12%	1.11%	1.12%
Ratio of net investment income to average net assets	4.90	%(5)	5.54%	7.22%	7.60%	7.46%	6.93%
Portfolio turnover rate	27	%(3)	92%	102%	101%	50%	59%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.08		$9.75	$8.60	$10.24	$11.41	$11.81
Income from investment operations
Net investment income(1),(2)	0.21		0.50	0.63	0.70	0.78	0.74
Net realized and unrealized gain (loss) on investments	(0.22)		0.40	1.18	(1.58)	(1.19)	(0.40)
Total income (loss) from investment operations	(0.01)		0.90	1.81	(0.88)	(0.41)	0.34

Distributions
From net investment income	(0.19)		(0.57)	(0.66)	(0.76)	(0.76)	(0.74)
Total distributions	(0.19)		(0.57)	(0.66)	(0.76)	(0.76)	(0.74)
Net asset value, end of year/period	$9.88		$10.08	$9.75	$8.60	$10.24	$11.41

Total return	(0.06	)%(3)	9.53%	21.71%	(9.28)%	(3.94)%	3.02%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$322,940		$368,370	$370,470	$331,362	$424,727	$359,011
Ratio of expenses to average net assets(4)	1.59	%(5)	1.61%	1.63%	1.62%	1.61%	1.62%
Ratio of net investment income to average net assets	4.40	%(5)	5.04%	6.72%	7.10%	6.96%	6.43%
Portfolio turnover rate	27	%(3)	92%	102%	101%	50%	59%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Six Months Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.90		$9.59	$9.00
Income from investment operations
Net investment income(1),(2)	0.21		0.50	0.44
Net realized and unrealized gain (loss) on investments	(0.22)		0.39	0.63
Total income (loss) from investment operations	(0.01)		0.89	1.07

Distributions
From net investment income	(0.19)		(0.58)	(0.48)
Total distributions	(0.19)		(0.58)	(0.48)
Net asset value, end of year/period	$9.70		$9.90	$9.59

Total return (excludes sales charge)	(0.03	)%(3)	9.55%	12.17	%(3)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$24,825		$19,099	$6,267
Ratio of expenses to average net assets(4)	1.59	%(5)	1.61%	1.63	%(5)
Ratio of net investment income to average net assets	4.41	%(5)	5.10%	6.35	%(5)
Portfolio turnover rate	27	%(3)	92%	102	%(3)

*	Commencement of operations was May 6, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.15		$10.71	$9.38	$11.08	$12.26	$12.61
Income from investment operations
Net investment income(1),(2)	0.29		0.66	0.79	0.87	0.96	0.91
Net realized and unrealized gain (loss) on investments	(0.24)		0.44	1.29	(1.72)	(1.27)	(0.42)
Total income (loss) from investment operations	0.05		1.10	2.08	(0.85)	(0.31)	0.49

Distributions
From net investment income	(0.25)		(0.66)	(0.75)	(0.85)	(0.87)	(0.84)
Total distributions	(0.25)		(0.66)	(0.75)	(0.85)	(0.87)	(0.84)
Net asset value, end of year/period	$10.95		$11.15	$10.71	$9.38	$11.08	$12.26

Total return	0.47	%(3)	10.63%	22.84%	(8.33)%	(2.94)%	4.09%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$301,329		$273,474	$217,871	$146,738	$184,049	$106,305
Ratio of expenses to average net assets(4)	0.59	%(5)	0.61%	0.63%	0.62%	0.61%	0.62%
Ratio of net investment income to average net assets	5.41	%(5)	6.06%	7.72%	8.10%	7.96%	7.43%
Portfolio turnover rate	27	%(3)	92%	102%	101%	50%	59%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Six Months Ended July 31, 2018		For the Year Ended January 31, *
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.97		$3.92	$3.76	$4.04	$4.22	$4.36
Income from investment operations
Net investment income(1),(2)	0.06		0.14	0.12	0.16	0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.03)		0.02	0.13	(0.27)	(0.21)	(0.17)
Total income (loss) from investment operations	0.03		0.16	0.25	(0.11)	—	0.01

Distributions
From net investment income	(0.07)		(0.11)	(0.09)	(0.17)	(0.18)	(0.15)
Total distributions	(0.07)		(0.11)	(0.09)	(0.17)	(0.18)	(0.15)
Net asset value, end of year/period	$3.93		$3.97	$3.92	$3.76	$4.04	$4.22

Total return (excludes sales charge)	0.74	%(3)	4.18%	6.82%	(2.81)%	(0.01)%	0.26%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,203		$10,869	$10,114	$5,377	$3,285	$3,322
Ratio of expenses to average net assets(4),(5)	0.89	%(6)	0.93%	1.20%	1.39%	1.32%	1.30%
Ratio of net investment income to average net assets	2.93	%(6)	3.44%	3.08%	4.14%	5.05%	4.36%
Portfolio turnover rate	42	%(3)	36%	55%	84%	31%	103%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.89%, 0.98%, 1.20%, 1.44%, 1.62% and 1.59%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2018		For the Year Ended January 31, *
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.63		$3.60	$3.47	$3.74	$3.92	$4.07
Income from investment operations
Net investment income(1),(2)	0.03		0.09	0.07	0.11	0.16	0.13
Net realized and unrealized gain (loss) on investments	(0.02)		0.02	0.12	(0.24)	(0.19)	(0.16)
Total income (loss) from investment operations	0.01		0.11	0.19	(0.13)	(0.03)	(0.03)

Distributions
From net investment income	(0.05)		(0.08)	(0.06)	(0.14)	(0.15)	(0.12)
Total distributions	(0.05)		(0.08)	(0.06)	(0.14)	(0.15)	(0.12)
Net asset value, end of year/period	$3.59		$3.63	$3.60	$3.47	$3.74	$3.92

Total return (excludes sales charge)	0.26	%(3)	3.09%	5.58%	(3.73)%	(1.00)%	(0.72)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$154,815		$120,009	$40,665	$20,715	$15,396	$14,282
Ratio of expenses to average net assets(4),(5)	1.89	%(6)	1.93%	2.20%	2.39%	2.32%	2.30%
Ratio of net investment income to average net assets	1.87	%(6)	2.41%	2.08%	3.14%	4.05%	3.40%
Portfolio turnover rate	42	%(3)	36%	55%	84%	31%	103%

*	Adjusted to reflect 3:1 stock split effective February 1, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.89%, 1.98%, 2.20%, 2.44%, 2.62% and 2.59%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Six Months Ended July 31, 2018		For the Year Ended January 31, †				For the Period Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014 *†
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.22		$4.16	$3.99	$4.27	$4.45	$4.50
Income from investment operations
Net investment income(1),(2)	0.06		0.15	0.13	0.17	0.22	0.14
Net realized and unrealized gain (loss) on investments	(0.03)		0.02	0.13	(0.28)	(0.22)	(0.09)
Total income (loss) from investment operations	0.03		0.17	0.26	(0.11)	—	0.05

Distributions
From net investment income	(0.07)		(0.11)	(0.09)	(0.17)	(0.18)	(0.10)
Total distributions	(0.07)		(0.11)	(0.09)	(0.17)	(0.18)	(0.10)
Net asset value, end of year/period	$4.18		$4.22	$4.16	$3.99	$4.27	$4.45

Total return	0.70	%(3)	4.18%	6.77%	(2.82)%	(0.01)%	1.13	%(3)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$144,928		$96,285	$45,434	$3,986	$5,276	$1,019
Ratio of expenses to average net assets(4),(5)	0.89	%(6)	0.93%	1.20%	1.39%	1.32%	1.30	%(6)
Ratio of net investment income to average net assets	2.89	%(6)	3.42%	3.08%	4.14%	5.05%	4.91	%(6)
Portfolio turnover rate	42	%(3)	36%	55%	84%	31%	103	%(3)

†	Adjusted to reflect 3:1 stock split effective February 1, 2016.
*	Commencement of operations was May 31, 2013.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.89%, 0.98%, 1.20%, 1.44%, 1.62% and 1.68%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.21		$30.74	$32.93	$36.13	$35.24	$30.39
Income from investment operations
Net investment loss(1),(2)	(0.05)		(0.11)	(0.19)	(0.20)	(0.16)	(0.16)
Net realized and unrealized gain (loss) on investments	(0.65)		5.47	4.98	(2.64)	1.17	5.01
Total income (loss) from investment operations	(0.70)		5.36	4.79	(2.84)	1.01	4.85

Distributions
From net investment income	—		(0.21)	—	—	—	—
From net realized gain on security transactions	—		(5.68)	(6.98)	(0.36)	(0.12)	—
Total distributions	—		(5.89)	(6.98)	(0.36)	(0.12)	—
Net asset value, end of year/period	$29.51		$30.21	$30.74	$32.93	$36.13	$35.24

Total return (excludes sales charge)	(2.32	)%(3)	18.55%	14.84%	(7.96)%	2.86%	15.96%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,412		$6,141	$6,474	$7,235	$10,087	$11,907
Ratio of expenses to average net assets(4)	1.26	%(5)	1.24%	1.44%	1.30%	1.16%	1.23%
Ratio of net investment loss to average net assets	(0.35	)%(5)	(0.35)%	(0.55)%	(0.54)%	(0.44)%	(0.47)%
Portfolio turnover rate	1	%(3)	8%	27%	1%	7%	3%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$28.43		$29.28	$31.81	$35.08	$34.40	$29.81
Income from investment operations
Net investment loss(1),(2)	(0.17)		(0.34)	(0.35)	(0.37)	(0.34)	(0.32)
Net realized and unrealized gain (loss) on investments	(0.60)		5.18	4.80	(2.54)	1.14	4.91
Total income (loss) from investment operations	(0.77)		4.84	4.45	(2.91)	0.80	4.59

Distributions
From net investment income	—		(0.01)	—	—	—	—
From net realized gain on security transactions	—		(5.68)	(6.98)	(0.36)	(0.12)	—
Total distributions	—		(5.69)	(6.98)	(0.36)	(0.12)	—
Net asset value, end of year/period	$27.66		$28.43	$29.28	$31.81	$35.08	$34.40

Total return (excludes sales charge)	(2.71	)%(3)	17.66%	14.29%	(8.40)%	2.32%	15.40%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,510		$19,856	$21,838	$24,379	$29,539	$29,125
Ratio of expenses to average net assets(4)	2.01	%(5)	1.99%	1.94%	1.80%	1.66%	1.73%
Ratio of net investment loss to average net assets	(1.26	)%(5)	(1.11)%	(1.05)%	(1.04)%	(0.94)%	(0.97)%
Portfolio turnover rate	1	%(3)	8%	27%	1%	7%	3%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Six Months Ended July 31, 2018		For the Year Ended January 31,				For the Period Ended January 31,
	(Unaudited)		2018	2017	2016	2015	2014 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$32.21		$32.41	$34.21	$37.33	$36.23	$33.00
Income from investment operations
Net investment income (loss)(1),(2)	0.09		(0.04)	(0.02)	(0.02)	0.02	0.03
Net realized and unrealized gain (loss) on investments	(0.81)		5.80	5.20	(2.74)	1.20	3.20
Total income (loss) from investment operations	(0.72)		5.76	5.18	(2.76)	1.22	3.23

Distributions
From net investment income	—		(0.28)	—	—	—	—
From net realized gain on security transactions	—		(5.68)	(6.98)	(0.36)	(0.12)	—
Total distributions	—		(5.96)	(6.98)	(0.36)	(0.12)	—
Net asset value, end of year/period	$31.49		$32.21	$32.41	$34.21	$37.33	$36.23

Total return	(2.24	)%(3)	18.84%	15.44%	(7.49)%	3.36%	9.79	%(3)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$12,819		$2,716	$2,298	$1,741	$2,877	$1,560
Ratio of expenses to average net assets(4)	1.01	%(5)	0.99%	0.94%	0.80%	0.66%	0.73	%(5)
Ratio of net investment income to average net assets	0.55	%(5)	(0.13)%	(0.05)%	(0.04)%	(0.06)%	(0.13	)%(5)
Portfolio turnover rate	1	%(3)	8%	27%	1%	7%	3	%(3)

*	Commencement of operations was June 1, 2013.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Six Months Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.43		$11.97	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	—	(3)	(0.04)	—	(3)
Net realized and unrealized gain on investments	0.61		1.40	2.00
Total income from investment operations	0.61		1.36	2.00

Distributions
From net investment income	—		—	(0.03)
From net realized gain on security transactions	—		(1.90)	—
Total distributions	—		(1.90)	(0.03)
Net asset value, end of year/period	$12.04		$11.43	$11.97

Total return (excludes sales charge)	5.34	%(4)	12.37%	19.99	%(4)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$67		$35	$12
Ratio of expenses to average net assets(5),(6)	1.40	%(7)	1.40%	1.40	%(7)
Ratio of net investment income (loss) to average net assets	(0.05	)%(7)	(0.35)%	0.06	%(7)
Portfolio turnover rate	25	%(4)	143%	41	%(4)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.89%, 2.21% and 2.84%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.28		$11.93	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.05)		(0.13)	(0.07)
Net realized and unrealized gain on investments	0.60		1.38	2.00
Total income from investment operations	0.55		1.25	1.93

Distributions
From net realized gain on security transactions	—		(1.90)	—
Total distributions	—		(1.90)	—
Net asset value, end of year/period	$11.83		$11.28	$11.93

Total return	4.88	%(3)	11.46%	19.30	%(3)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$753		$485	$140
Ratio of expenses to average net assets(4),(5)	2.15	%(6)	2.15%	2.15	%(6)
Ratio of net investment loss to average net assets	(0.95	)%(6)	(1.08)%	(0.81	)%(6)
Portfolio turnover rate	25	%(3)	143%	41	%(3)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.64%, 2.96% and 3.59%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Six Months Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.48		$11.98	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	—	(3)	— (3)	0.02
Net realized and unrealized gain on investments	0.62		1.40	1.99
Total income from investment operations	0.62		1.40	2.01

Distributions
From net investment income	—		—	(0.03)
From net realized gain on security transactions	—		(1.90)	—
Total distributions	—		(1.90)	(0.03)
Net asset value, end of year/period	$12.10		$11.48	$11.98

Total return	5.40	%(4)	12.71%	20.12	%(4)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$26,261		$21,602	$17,656
Ratio of expenses to average net assets(5),(6)	1.15	%(7)	1.15%	1.15	%(7)
Ratio of net investment income (loss) to average net assets	0.03	%(7)	(0.01)%	0.29	%(7)
Portfolio turnover rate	25	%(4)	143%	41	%(4)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.64%, 1.96% and 2.59%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS

	Class A
	For the Six Months Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.41		$10.65	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.01)		(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.39)		0.99	0.67
Total income (loss) from investment operations	(0.40)		0.95	0.65

Distributions
From net investment income	—		—	—	(3)
From net realized gain on security transactions	—		(0.19)	—	(3)
Total distributions	—		(0.19)	—	(3)
Net asset value, end of year/period	$11.01		$11.41	$10.65

Total return (excludes sales charge)	(3.51	)%(4)	9.04%	6.53	%(4)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$222		$196	$6
Ratio of expenses to average net assets(5),(6)	1.41	%(7)	1.50%	1.50	%(7)
Ratio of net investment loss to average net assets	(0.19	)%(7)	(0.38)%	(0.31	)%(7)
Portfolio turnover rate	22	%(4)	93%	44	%(4)

*	Commencement of operations was May 10, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $(0.005) per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.00%, 2.29% and 3.06%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.29		$10.60	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.05)		(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.38)		1.00	0.67
Total income (loss) from investment operations	(0.43)		0.88	0.60

Distributions
From net realized gain on security transactions	—		(0.19)	—	(3)
Total distributions	—		(0.19)	—	(3)
Net asset value, end of year/period	$10.86		$11.29	$10.60

Total return	(3.81	)%(4)	8.42%	6.01	%(4)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$856		$815	$97
Ratio of expenses to average net assets(5),(6)	2.16	%(7)	2.25%	2.25	%(7)
Ratio of net investment loss to average net assets	(0.94	)%(7)	(1.10)%	(0.99	)%(7)
Portfolio turnover rate	22	%(4)	93%	44	%(4)

*	Commencement of operations was May 10, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $(0.005) per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.75%, 3.04% and 3.81%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Institutional Class
	For the Six Months Ended July 31, 2018 (Unaudited)		For the Year Ended January 31, 2018	For the Period Ended January 31, 2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.47		$10.67	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	—	(3)	— (3)	—	(3)
Net realized and unrealized gain (loss) on investments	(0.39)		0.99	0.68
Total income (loss) from investment operations	(0.39)		0.99	0.68

Distributions
From net investment income	—		—	(0.01)
From net realized gain on security transactions	—		(0.19)	—	(4)
Total distributions	—		(0.19)	(0.01)
Net asset value, end of year/period	$11.08		$11.47	$10.67

Total return	(3.40	)%(5)	9.40%	6.83	%(5)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$26,741		$23,560	$15,858
Ratio of expenses to average net assets(6),(7)	1.16	%(8)	1.25%	1.25	%(8)
Ratio of net investment income (loss) to average net assets	(0.02	)%(8)	(0.04)%	0.00	%(8)
Portfolio turnover rate	22	%(5)	93%	44	%(5)

*	Commencement of operations was May 10, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Amount is less than $(0.005) per share.
(5)	Not annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.
(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.75%, 2.04% and 2.81%, respectively.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS

July 31, 2018
(Information as of and for the six months ended July 31, 2018 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, Master Allocation Fund, Small Cap Fund, and Mid Cap Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Asset Income Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Asset Income Fund’s investment objective is current income with limited credit risk. The Multi-Asset Income Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Fund assets in securities issued by other Underlying

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

1.	Organization, continued

Funds managed by the Adviser, but reserves the right to invest Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Sapphire Star Capital, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Mid Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Poplar Forest Capital LLC, the Mid Cap Fund’s sub-adviser, seek to achieve the Mid Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of medium capitalized (“mid cap”) companies. The Fund may also invest in securities issued by Underlying Funds, and Index Securities.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

of the bid and ask prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2018, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$60,661,725	$841,982	$—	$61,503,707
Total	$60,661,725	$841,982	$—	$61,503,707

Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$6,484,974	$—	$6,484,974
Common Stocks	13,037,778	—	—	13,037,778
Corporate Bonds and Notes	—	12,539,907	—	12,539,907
Securitized Debt Obligations	—	427,947	—	427,947
Total	$13,037,778	$19,452,828	$—	$32,490,606

Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$214,174,924	$—	$—	$214,174,924
Preferred Stocks	49,138,203	1,949,984	—	51,088,187
Corporate Bonds and Notes	—	459,978,613	—	459,978,613
Securitized Debt Obligations	—	5,526,717	—	5,526,717
Investment Companies	24,685,641	—	—	24,685,641
Total	$287,998,768	$467,455,314	$—	$755,454,082

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$296,688,629	$—	$296,688,629
Preferred Stocks	1,407,177	151,800	—	1,558,977
Municipal Bonds	—	49,804	—	49,804
Securitized Debt Obligations	—	6,883,444	—	6,883,444
Commercial Paper	—	6,944,208	—	6,944,208
Total	$1,407,177	$310,717,885	$—	$312,125,062

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$26,509,030	$—	$—	$26,509,030
Total	$26,509,030	$—	$—	$26,509,030

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$25,736,262	$—	$—	$25,736,262
Total	$25,736,262	$—	$—	$25,736,262

Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$26,417,510	$—	$—	$26,417,510
Total	$26,417,510	$—	$—	$26,417,510

See schedule of investments for breakdown of industries in which the Funds invest.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. The transfers from Level 1 to Level 2 represent securities which were valued using observable inputs of a similar asset at the end of the period that were not at the beginning of the period. The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy as of July 31, 2018 based on input levels assigned at January 31, 2018:

	Growth Fund	Multi-Asset Income Fund	Short Term Bond Fund
Transfers into Level 1	$—	$—	$—
Transfers out of Level 1	(299,840)	(1,949,984)	(151,800)
Net Transfers in (out) of Level 1	$(299,840)	$(1,949,984)	$(151,800)

Transfers into Level 2	$299,840	$1,949,984	$151,800
Transfers out of Level 2	—	—	—
Net Transfers in (out) of Level 2	$299,840	$1,949,984	$151,800

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Growth Fund; 0.60% of the average daily net assets of the Capital Income Fund; 0.40% of the average daily net assets of the Multi-Asset Income Fund; 0.70% of the average daily net assets of the Short Term Bond Fund; 0.30% of the average daily net assets of the Master Allocation Fund; 0.90% of the average daily net assets of the Small Cap Fund; and effective April 23, 2018, 1.10% of the first $100 million of the average daily net assets of the Mid Cap Fund, 0.95% on the next $100 million of the average daily net assets, 0.90% on the next $300 million of the average daily net assets and 0.85% of the average daily net assets exceeding $500 million. Prior to April 23, 2018 the Adviser received a fee, calculated daily and payable monthly, at an annual rate of 1.15% of the first $50 million of the average daily net assets of the Mid Cap Fund, 1.00% on the next $50 million of the average daily net assets, 0.95% on the next $100 million of the average daily net assets, 0.90% on the next $300 million of the average daily net assets and 0.85% of the average daily net assets exceeding $500 million.

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

business) so that the Growth Fund’s ratio of total annual operating expenses is limited to 1.75% for Class A shares, 2.50% for Class L shares, and 1.50% for Institutional Class shares, Capital Income Fund’s ratio of total annual operating expenses is limited to 1.75% for Class A shares, 2.50% for Class L shares, and 1.50% for Institutional Class shares, Multi-Asset Income Fund’s ratio of total annual operating expenses is limited to 1.75% for Class A shares, 1.90% for Class L shares, 1.90% for Class C shares, and 1.00% for Institutional Class shares, Short Term Bond Fund’s ratio of total annual operating expenses is limited to 0.95% for Class A shares, 1.95% for Class L shares, and 0.95% for Institutional Class shares, the Small Cap Fund’s ratio of total annual operating expenses is limited to 1.40% for Class A shares, 2.15% for Class L shares, and 1.15% for Institutional Class shares, and that effective April 23, 2018 the Mid Cap Fund’s ratio of total annual operating expenses is limited to 1.35% for Class A shares, 2.10% for Class L shares, and 1.10% for Institutional Class shares. Prior to April 23, 2018, the Mid Cap Fund’s ratio of total annual operating expenses was limited to 1.50% for Class A shares, 2.25% for Class L shares, and 1.25% for Institutional Class shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2018, the Adviser contractually waived fees and reimbursed expenses of $57,394, and $76,687 in the Small Cap Fund, and Mid Cap Fund, respectively. During the six months ended July 31, 2018, the Adviser recouped $2,527 from the Short Term Bond Fund. As of July 31, 2018, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through July 31,
Short Term Bond Fund	$82,696	2021
Small Cap Fund	125,765	2020
	211,886	2021
Mid Cap Fund	126,840	2020
	232,156	2021

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

Adviser has retained sub-advisers to provide portfolio management and related services to the Funds. The sub-advisers receive a fee from the Adviser (not the Funds) for these services.

Ultimus Asset Services, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds. For the six months ended July 31, 2018, Ultimus received $53,015, $49,464, $186,753, $58,871, $49,431, $47,218 and $47,333 from the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, Master Allocation Fund, Small Cap Fund, and Mid Cap Fund, respectively for these services

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Capital Income Fund, Master Allocation Fund, Small Cap Fund and Mid Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Asset Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of Multi-Asset Income Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

6.	Investment Activity

For the six months ended July 31, 2018, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$18,854,822	$23,435,391	$—	$—
Capital Income Fund	6,322,014	27,585,847	—	—
Multi-Asset Income Fund	208,853,824	222,990,393	—	—
Short Term Bond Fund	162,836,060	97,543,238	—	—
Master Allocation Fund	273,289	1,200,000	—	—
Small Cap Fund	9,146,298	5,598,297	—	—
Mid Cap Fund	8,722,594	5,455,064	—	—

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification "Accounting for Uncertainty in Income Taxes", Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ 2018 tax returns, in addition to the Funds' previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Virginia State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

At July 31, 2018, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Cost of investments	$43,452,729	$30,075,718	$734,723,320	$313,642,284
Gross unrealized appreciation	$18,941,731	$2,634,542	$32,941,445	$506,215
Gross unrealized depreciation	(890,753)	(219,654)	(12,210,683)	(2,023,437)
Net unrealized appreciation/(depreciation) on investments	$18,050,978	$2,414,888	$20,730,762	$(1,517,222)

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Cost of investments	$17,323,179	$22,472,712	$24,749,230
Gross unrealized appreciation	$9,185,851	$3,972,080	$2,809,881
Gross unrealized depreciation	—	(708,530)	(1,141,601)
Net unrealized appreciation/(depreciation) on investments	$9,185,851	$3,263,550	$1,668,280

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

As of January 31, 2018, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Undistributed ordinary income	$—	$576,828	$—	$1,405,314
Undistributed long term capital gains	5,569,284	3,090,581	—	—
Accumulated earnings	5,569,284	3,667,409	—	1,405,314
Accumulated capital and other losses	(50,219)	—	(128,979,579)	(1,769,082)
Unrealized appreciation/(depreciation) on investments	26,344,897	6,425,465	31,365,821	324,186
Total accumulated earnings/(deficit)	$31,863,962	$10,092,874	$(97,613,758)	$(39,582)

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$21,779	$166,127	$318,888
Undistributed long term capital gains	2,984,500	3,188	44,021
Accumulated earnings	3,006,279	169,315	362,909
Accumulated capital and other losses	—	—	—
Unrealized appreciation/(depreciation) on investments	9,896,674	1,809,541	2,204,435
Total accumulated earnings/(deficit)	$12,902,953	$1,978,856	$2,567,344

The tax character of distributions paid during the year ended January 31, 2018 were as follows:

	January 31, 2018
	Ordinary Income	Long Term Capital Gains	Total Distributions
Growth Fund	$—	$4,338,590	$4,338,590
Capital Income Fund	1,367,985	5,013,874	6,381,859
Multi-Asset Income Fund	46,346,776	—	46,346,776
Short Term Bond Fund	3,503,372	—	3,503,372
Master Allocation Fund	65,303	4,777,925	4,843,228
Small Cap Fund	635,555	2,383,688	3,019,243
Mid Cap Fund	365,754	3,137	368,891

At January 31, 2018, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration		Total
	Short Term	Long Term
Growth Fund	$—	$—	$—
Capital Income Fund	—	—	—
Multi-Asset Income Fund	61,386,004	67,593,575	128,979,579
Short Term Bond Fund	608,250	1,160,832	1,769,082
Master Allocation Fund	—	—	—
Small Cap Fund	—	—	—
Mid Cap Fund	—	—	—

At January 31, 2018, the Multi-Asset Income Fund and Short Term Bond Fund had capital loss carryforwards expired of $62,312 and $2,966,687, respectively.

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

7.	Federal Income Tax Information, continued

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2018, the Funds had Post-October capital losses of:

Growth Fund	$50,219
Capital Income Fund	—
Multi-Asset Income Fund	—
Short Term Bond Fund	—
Master Allocation Fund	—
Small Cap Fund	—
Mid Cap Fund	—

8.	Transactions with Affiliates

The Multi-Asset Income Fund and Master Allocation Fund invest in other mutual funds which are managed by the Adviser. Transactions with affiliates during the six months ended July 31, 2018 were as follows:

Multi-Asset Income Fund

Affiliated Fund Name	Balance of Shares Held on 1/31/18	Purchases/ Additions	Sales/ Reductions
Small Cap Fund	1,178,500	—	—
Mid Cap Fund	1,047,259	—	(106,303)
Total	2,225,759	—	(106,303)

Affiliated Fund Name	Balance of Shares Held on 7/31/18	Value 7/31/18	Dividend Income	Realized Gain (Loss) on Security Transactions
Small Cap Fund	1,178,500	$14,259,847	$—	$—
Mid Cap Fund	940,956	10,425,794	—	86,972
Total	2,119,456	$24,685,641	$—	$86,972

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

8.	Transactions with Affiliates, continued

Master Allocation Fund

Affiliated Fund Name	Balance of Shares Held on 1/31/18	Purchases/ Additions	Sales/ Reductions
Growth Fund	476,735	7,916	(32,646)
Capital Income Fund	198,650	3,024	(14,524)
Small Cap Fund	468,078	—	—
Mid Cap Fund	417,401	—	—
Total	1,560,864	10,940	(47,170)

Affiliated Fund Name	Balance of Shares Held on 7/31/18	Value 7/31/18	Dividend Income	Realized Gain (Loss) on Security Transactions
Growth Fund	452,005	$8,470,580	$—	$86,098
Capital Income Fund	187,150	7,749,900	123,289	(10,055)
Small Cap Fund	468,078	5,663,747	—	—
Mid Cap Fund	417,401	4,624,803	—	—
Total	1,524,634	$26,509,030	$123,289	$76,043

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. At July 31, 2018, the Multi-Asset Income Fund, as record shareholder, owned 53% and 37%, respectively, of the outstanding shares of the Small Cap Fund and Mid Cap Fund.

The Funds may also engage in direct transactions with certain other Yorktown Funds when practical. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both Funds to benefit by reducing transaction costs. For the six months ended July 31, 2018, each Fund’s total aggregate security transactions with other Funds, as well as any realized gains (losses), were as follows:

	Total Aggregate Transactions	Realized Gains (Losses)
Growth Fund	$(469,248)	$33,794
Capital Income Fund	469,248	—

YORKTOWN FUNDS

NOTES TO FINANCIAL STATEMENTS, Continued

9.	Fund Reorganization

On April 20, 2018, the Mid Cap Fund acquired all the net assets of the Poplar Forest Outliers Fund (the “Outliers Fund”) pursuant to a plan of reorganization approved by Outliers Fund shareholders on April 19, 2018. The acquisition was accomplished by a tax-free exchange of 438,961 Institutional Class shares of the Mid Cap Fund, valued at $4,776,872 for 191,823 Institutional Class shares of the Outliers Fund outstanding on April 20, 2018. The investment portfolio of the Outliers Fund, with a fair value of $4,781,039 and identified cost of $4,047,558, was the principal asset acquired by the Mid Cap Fund. For financial reporting purposes, assets received and shares issued by the Mid Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Outliers Fund was carried forward to align ongoing reporting of the Mid Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the merger, the net assets of the Mid Cap were $23,823,852.

Assuming the acquisition had been completed on February 1, 2018, the beginning of the semi-annual reporting period, the Mid Cap Fund’s pro forma results of operations on the statement of changes in net assets for the six months ended July 31, 2018 are as follows:

Net investment loss	$(782)
Net gain on investments	588,699
Change in unrealized depreciation on investments	(536,155)
Net increase in assets resulting from operations	$51,762

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Outliers Fund that have been included as part of the Mid Cap Fund’s statement of changes in net assets since April 20, 2018.

10.	Subsequent Event

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financials were issued. Management has determined that there were no additional items requiring additional disclosure.

Expense Examples (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2018 to July 31, 2018.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value, July 31, 2018	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Class A
Actual	$ 1,000.00	$ 967.40	$ 6.82	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00	1.40%
Class L
Actual	1,000.00	962.80	11.67	2.40%
Hypothetical (5% return before expenses)	1,000.00	1,012.90	11.97	2.40%
Institutional Class
Actual	1,000.00	967.50	6.82	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00	1.40%

Capital Income Fund
Class A
Actual	1,000.00	961.90	6.81	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.01	1.40%
Class L
Actual	1,000.00	958.30	10.45	2.15%
Hypothetical (5% return before expenses)	1,000.00	1,014.13	10.74	2.15%
Institutional Class
Actual	1,000.00	962.90	5.61	1.15%
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76	1.15%

Multi-Asset Income Fund
Class A
Actual	1,000.00	1,003.00	5.39	1.09%
Hypothetical (5% return before expenses)	1,000.00	1,019.41	5.43	1.09%
Class L
Actual	1,000.00	999.40	7.86	1.59%
Hypothetical (5% return before expenses)	1,000.00	1,016.93	7.93	1.59%
Class C
Actual	1,000.00	999.70	7.91	1.59%
Hypothetical (5% return before expenses)	1,000.00	1,016.89	7.97	1.59%
Institutional Class
Actual	1,000.00	1,004.70	2.96	0.59%
Hypothetical (5% return before expenses)	1,000.00	1,021.85	2.98	0.59%

Short Term Bond Fund
Class A
Actual	1,000.00	1,007.40	4.43	0.89%
Hypothetical (5% return before expenses)	1,000.00	1,020.38	4.46	0.89%
Class L
Actual	1,000.00	1,002.60	9.38	1.89%
Hypothetical (5% return before expenses)	1,000.00	1,015.42	9.44	1.89%
Institutional Class
Actual	1,000.00	1,007.00	4.43	0.89%
Hypothetical (5% return before expenses)	1,000.00	1,020.38	4.46	0.89%

	Beginning Account Value	Ending Account Value, July 31, 2018	Expenses Paid During the Period (a)	Annualized Expense Ratio
Master Allocation Fund
Class A
Actual	$ 1,000.00	$ 976.80	$ 6.16	1.26%
Hypothetical (5% return before expenses)	1,000.00	1,018.56	6.29	1.26%
Class L
Actual	1,000.00	972.90	9.84	2.01%
Hypothetical (5% return before expenses)	1,000.00	1,014.82	10.05	2.01%
Institutional Class
Actual	1,000.00	977.60	4.96	1.01%
Hypothetical (5% return before expenses)	1,000.00	1,019.78	5.06	1.01%

Small Cap Fund
Class A
Actual	1,000.00	1,053.40	7.13	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00	1.40%
Class L
Actual	1,000.00	1,048.80	10.92	2.15%
Hypothetical (5% return before expenses)	1,000.00	1,014.13	10.74	2.15%
Institutional Class
Actual	1,000.00	1,054.00	5.86	1.15%
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76	1.15%

Mid Cap Fund
Class A
Actual	1,000.00	964.90	6.88	1.41%
Hypothetical (5% return before expenses)	1,000.00	1,017.79	7.06	1.41%
Class L
Actual	1,000.00	961.90	10.53	2.16%
Hypothetical (5% return before expenses)	1,000.00	1,014.06	10.81	2.16%
Institutional Class
Actual	1,000.00	966.00	5.65	1.16%
Hypothetical (5% return before expenses)	1,000.00	1,019.04	5.81	1.16%

(a)

The dollar amounts shown as “Expenses Paid” are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365 (to reflect the one-half year period).

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The filed forms may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY NOTICE

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

What?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-933-8274

Who we are
Who is providing this Notice?	Yorktown Funds Yorktown Management & Research Company, Inc.
What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● Yorktown Funds does not jointly market.

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date: September 25, 2018

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 25, 2018

/s/ David D. Basten
David D. Basten
President

Date: September 25, 2018

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer